March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Capital Allocation Term Trust (BCAT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
March 31, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Canada — 0.1%
Fairstone Financial Issuance Trust I, Series 2020-1A, Class D, 6.87%, 10/20/39(a)	CAD	1,270	$ 865,467
Cayman Islands(a)(b) — 2.3%
AGL CLO Ltd., Series 2020-7A, Class DR, (3-mo. CME Term SOFR + 3.36%), 7.66%, 07/15/34	USD	250	249,537
Apidos CLO XXII, Series 2015-22A, Class CR, (3-mo. CME Term SOFR + 3.21%), 7.50%, 04/20/31		250	250,000
Apidos CLO XXXV, Series 2021-35A, Class E, (3-mo. CME Term SOFR + 6.01%), 10.30%, 04/20/34		375	375,161
Apidos CLO XXXVII, Series 2021-37A, Class E, (3-mo. CME Term SOFR + 6.56%), 10.85%, 10/22/34		250	250,562
ARES Loan Funding I Ltd.
Series 2021-ALFA, Class E, (3-mo. CME Term SOFR + 6.96%), 11.26%, 10/15/34		1,250	1,253,197
Series 2021-ALFA, Class SUB, 0.00%, 10/15/34		2,150	1,136,490
Assurant CLO IV Ltd., Series 2019-4A, Class DR, (3- mo. CME Term SOFR + 3.91%), 8.20%, 04/20/30		1,950	1,949,873
Ballyrock CLO Ltd., Series 2019-1A, Class CR, (3-mo. CME Term SOFR + 3.31%), 7.61%, 07/15/32		2,700	2,708,116
Battalion CLO IX Ltd., Series 2015-9A, Class DR, (3- mo. CME Term SOFR + 3.51%), 7.81%, 07/15/31		250	249,047
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class ER, (3-mo. CME Term SOFR + 7.01%), 11.31%, 07/15/34		250	250,422
Canyon CLO Ltd., Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.95%), 6.25%, 10/15/37		750	747,779
CarVal CLO VC Ltd., Series 2021-2A, Class E, (3-mo. CME Term SOFR + 7.01%), 11.31%, 10/15/34		500	501,121
Crown City CLO III, Series 2021-1A, Class C, (3-mo. CME Term SOFR + 3.56%), 7.85%, 07/20/34		1,250	1,248,135
Crown Point CLO Ltd., Series 2020-9A, Class DR, (3-mo. CME Term SOFR + 4.01%), 8.30%, 07/14/34		500	499,175
Elmwood CLO II Ltd., Series 2019-2A, Class SUB, 0.00%, 04/20/34		1,250	717,871
Elmwood CLO X Ltd., Series 2021-3A, Class ER, (3- mo. CME Term SOFR + 5.85%), 10.14%, 04/20/34		1,000	968,459
Flatiron CLO Ltd., Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 3.26%), 7.58%, 11/16/34		700	700,063
Golub Capital Partners CLO Ltd., Series 2021-55A, Class E, (3-mo. CME Term SOFR + 6.82%), 11.11%, 07/20/34		1,000	992,109
OCP CLO Ltd.
Series 2019-16A, Class ER, (3-mo. CME Term SOFR + 6.61%), 10.90%, 04/10/33		400	395,873
Series 2020-18A, Class D1R2, (3-mo. CME Term SOFR + 3.10%), 7.39%, 07/20/37		500	496,023
Series 2020-AR, Class D1R, (3-mo. CME Term SOFR + 3.60%), 7.89%, 04/18/37		3,500	3,493,862
Octagon 54 Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.31%), 7.61%, 07/15/34		250	249,298
Palmer Square Loan Funding Ltd.
Series 2021-3A, Class C, (3-mo. CME Term SOFR + 2.76%), 7.05%, 07/20/29		250	250,104
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 5.26%), 9.55%, 07/20/29		250	249,957
Series 2021-4A, Class D, (3-mo. CME Term SOFR + 5.26%), 9.56%, 10/15/29		750	750,000
Security		Par (000)	Value
Cayman Islands (continued)
Palmer Square Loan Funding Ltd. (continued)
Series 2021-4A, Class E, (3-mo. CME Term SOFR + 7.77%), 12.07%, 10/15/29	USD	500	$ 502,512
Park Avenue Institutional Advisers CLO Ltd.
Series 2021-1A, Class D, (3-mo. CME Term SOFR + 7.56%), 11.85%, 01/20/34		600	585,046
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.66%), 7.96%, 07/15/34		1,000	998,700
Regatta XX Funding Ltd., Series 2021-2A, Class D1R, (3-mo. CME Term SOFR + 2.60%), 6.91%, 01/15/38		1,500	1,494,694
RR Ltd., Series 2021-19A, Class D, (3-mo. CME Term SOFR + 6.76%), 11.06%, 10/15/35		250	250,000
RRX Ltd., Series 2022-7A, Class D, (3-mo. CME Term SOFR + 6.85%), 11.15%, 07/15/35		750	748,875
Sixth Street CLO XIX Ltd., Series 2021-19A, Class E, (3-mo. CME Term SOFR + 6.16%), 10.45%, 07/20/34		3,750	3,751,980
Sound Point CLO XXVI Ltd., Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.61%), 7.90%, 07/20/34		250	249,106
Stratus CLO Ltd., Series 2021-1A, Class SUB, 0.00%, 12/29/29		1,000	1,040
Trestles CLO Ltd., Series 2017-1A, Class D1RR, (3- mo. CME Term SOFR + 3.15%), 7.45%, 07/25/37		500	496,683
Trimaran CAVU Ltd., Series 2019-1A, Class D1AR, (3-mo. CME Term SOFR + 2.95%), 7.27%, 01/20/37		1,750	1,731,823
Whitebox CLO I Ltd.
Series 2019-1A, Class D1RR, (3-mo. CME Term SOFR + 3.10%), 7.40%, 07/24/36		250	249,848
Series 2019-1A, Class ERR, (3-mo. CME Term SOFR + 5.75%), 10.05%, 07/24/36		1,300	1,301,386
Series 2019-1A, Class SUB, 0.00%, 07/24/36		1,000	696,300
Whitebox CLO II Ltd., Series 2020-2A, Class D1R2, (3-mo. CME Term SOFR + 2.90%), 7.20%, 10/24/37		2,750	2,750,013
Whitebox CLO III Ltd.
Series 2021-3A, Class DR, (3-mo. CME Term SOFR + 2.85%), 7.15%, 10/15/35		500	497,919
Series 2021-3A, Class ER, (3-mo. CME Term SOFR + 5.65%), 9.95%, 10/15/35		500	500,686
			37,738,845
Ireland(b) — 1.1%
AB Carval Euro CLO II-C DAC, Series 2X, Class D, (3-mo. EURIBOR + 3.75%), 6.31%, 02/15/37(c)	EUR	250	270,325
Anchorage Capital Europe CLO DAC, Series 4A, Class D, (3-mo. EURIBOR + 3.20%), 5.87%, 04/25/34(a)		868	939,239
Arbour CLO VI DAC, Series 6X, Class DR, (3-mo. EURIBOR + 3.20%), 5.76%, 11/15/37(c)		300	323,517
Arcano Euro CLO I DAC, Series 1X, Class D, 04/25/39(c)(d)		350	378,455
Ares European CLO XII DAC, Series 12A, Class DR, (3-mo. EURIBOR + 3.00%), 5.74%, 04/20/32(a)		875	942,531
Arini European CLO IV DAC, Series 4X, Class D, (3- mo. EURIBOR + 3.50%), 6.27%, 01/15/38(c)		430	466,107
Arini European CLO V DAC, Series 5X, Class D, (3- mo. EURIBOR + 2.80%), 0.00%, 01/15/39(c)		230	248,699

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ireland (continued)
Aurium CLO XIII DAC, Series 13X, Class D, (3-mo. EURIBOR + 2.80%), 5.17%, 04/15/38(c)(e)	EUR	160	$ 170,027
Avoca CLO XVIII DAC, Series 18X, Class DR, (3-mo. EURIBOR + 3.05%), 5.71%, 01/15/38(c)		170	183,498
Avoca Static CLO I DAC, Series 1X, Class DR, (3-mo. EURIBOR + 2.90%), 5.74%, 01/15/35(c)		150	161,094
Capital Four CLO VIII DAC, Series 8X, Class D, (3-mo. EURIBOR + 3.25%), 6.31%, 10/25/37(c)		350	378,746
CIFC European Funding CLO III DAC, Series 3A, Class D, (3-mo. EURIBOR + 3.60%), 6.39%, 01/15/34(a)		700	754,690
Contego CLO V DAC, Series 5X, Class DR, (3-mo. EURIBOR + 3.10%), 0.00%, 10/15/37(c)		230	248,196
Contego CLO VII DAC, Series 7X, Class DR, (3-mo. EURIBOR + 3.45%), 6.13%, 01/23/38(c)		290	313,349
Contego CLO XI DAC, Series 11X, Class DR, (3-mo. EURIBOR + 3.20%), 5.94%, 11/20/38(c)		220	237,335
CVC Cordatus Loan Fund XIX DAC, Series 19A, Class D, (3-mo. EURIBOR + 3.80%), 6.19%, 12/23/33(a)		2,300	2,486,715
CVC Cordatus Opportunity Loan Fund-R DAC, Series 1X, Class DR, (3-mo. EURIBOR + 2.80%), 5.21%, 08/15/33(c)(e)		700	756,910
Fidelity Grand Harbour CLO DAC, Series 2023-1X, Class DR, (3-mo. EURIBOR + 2.70%), 5.26%, 02/15/38(c)		300	318,272
Harvest CLO XXXII DAC, Series 2032X, Class D, (3- mo. EURIBOR + 3.60%), 6.27%, 07/25/37(c)		209	226,663
Henley CLO IV DAC, Series 4A, Class D, (3-mo. EURIBOR + 3.00%), 5.67%, 04/25/34(a)		1,000	1,075,116
Henley CLO XI DAC, Series 11X, Class D, (3-mo. EURIBOR + 2.60%), 4.96%, 04/25/39(c)(e)		330	348,443
Henley CLO XII DAC, Series 12X, Class D, (3-mo. EURIBOR + 3.10%), 5.88%, 01/15/38(c)		220	236,766
Invesco Euro CLO V DAC, Series 5A, Class D, (3-mo. EURIBOR + 3.80%), 6.59%, 01/15/34(a)		3,150	3,375,056
Jubilee CLO DAC, Series 2024-29X, Class D, (3-mo. EURIBOR + 3.20%), 6.21%, 01/15/39(c)		370	399,840
Palmer Square European Loan Funding DAC(c)
Series 2024-2X, Class D, (3-mo. EURIBOR + 3.15%), 5.71%, 05/15/34		250	270,352
Series 2024-3X, Class D, (3-mo. EURIBOR + 3.05%), 5.74%, 05/15/34		220	237,290
Penta CLO DAC, Series 2024-17X, Class D, (3-mo. EURIBOR + 3.25%), 5.81%, 08/15/38(c)		232	250,637
Prodigy Finance DAC(a)
Series 2021-1A, Class C, (1 mo. Term SOFR + 3.86%), 8.18%, 07/25/51	USD	71	72,731
Series 2021-1A, Class D, (1 mo. Term SOFR + 6.01%), 10.33%, 07/25/51		71	73,101
Providus CLO II DAC, Series 2X, Class DRR, (3-mo. EURIBOR + 3.20%), 5.99%, 10/15/38(c)	EUR	238	256,552
Rockford Tower Europe CLO, Series 2025-1X, Class D, 10/25/27(c)(d)		290	312,401
Sona Fios CLO III DAC, Series 3X, Class D, (3-mo. EURIBOR + 3.25%), 6.41%, 04/20/37(c)		470	505,234
Texas Debt Capital Euro CLO DAC, Series 2025-1X, Class D, 04/16/39(c)(d)		350	378,455
Security		Par (000)	Value
Ireland (continued)
Tikehau CLO XII DAC, Series 2012X, Class D, (3-mo. EURIBOR + 3.25%), 6.62%, 10/20/38(c)	EUR	340	$ 367,023
Victory Street CLO I DAC, Series 1X, Class D, (3-mo. EURIBOR + 3.45%), 6.23%, 01/15/38(c)		320	346,578
			18,309,943
United Kingdom — 0.0%
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(c)	GBP	307	411,915
United States — 2.6%
510 Loan Acquisition Trust, Series 2020-1, Class A, 8.11%, 09/25/60(a)	USD	3,143	3,138,281
Ajax Mortgage Loan Trust(a)
Series 2021-G, Class A, 4.88%, 06/25/61(b)		3,527	3,477,054
Series 2021-G, Class B, 3.75%, 06/25/61(b)		708	736,203
Series 2021-G, Class C, 0.00%, 06/25/61		1,263	1,235,135
AMSR Trust, Series 2020-SFR5, Class G, 4.11%, 11/17/37(a)		2,899	2,865,984
Citigroup Mortgage Loan Trust(b)
Series 2007-AHL2, Class A3B, (1 mo. Term SOFR + 0.31%), 4.63%, 05/25/37		3,956	2,568,943
Series 2007-AHL3, Class A3B, (1 mo. Term SOFR + 0.28%), 4.60%, 07/25/45		2,889	1,997,391
College Avenue Student Loans LLC, Series 2021-A, Class D, 4.12%, 07/25/51(a)		155	139,665
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class R1, 0.00%, 04/25/43(a)(e)		5	1,992,480
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)		2,400	2,298,258
Lending Funding Trust(a)
Series 2020-2A, Class C, 4.30%, 04/21/31		980	952,285
Series 2020-2A, Class D, 6.77%, 04/21/31		2,830	2,757,540
Lendmark Funding Trust, Series 2021-1A, Class D, 5.05%, 11/20/31(a)		2,320	2,122,018
Mariner Finance Issuance Trust(a)
Series 2021-AA, Class E, 5.40%, 03/20/36		1,420	1,352,584
Series 2021-BA, Class E, 4.68%, 11/20/36		540	496,016
Nelnet Student Loan Trust(a)
Series 2021-A, Class D, 4.93%, 04/20/62		1,670	1,500,064
Series 2021-BA, Class D, 4.75%, 04/20/62		340	301,394
Series 2021-CA, Class D, 4.44%, 04/20/62		110	96,012
Progress Residential, Series 2021-SFR3, Class H, 4.75%, 05/17/26(a)		1,140	1,126,828
Regional Management Issuance Trust, Series 2021-3, Class A, 3.88%, 10/17/33(a)(e)		4,780	4,541,000
Republic Finance Issuance Trust, Series 2021-A, Class D, 5.23%, 12/22/31(a)		800	768,947
Residential Mortgage Loan Trust, Series 2020-1, Class B1, 3.95%, 01/26/60(a)(b)		400	378,092
SMB Private Education Loan Trust(a)
Series 2021-A, Class D1, 3.86%, 01/15/53		1,186	1,051,686
Series 2021-A, Class D2, 3.86%, 01/15/53		647	573,849
Series 2021-C, Class D, 3.93%, 01/15/53		287	257,689
Sofi Professional Loan Program LLC, Series 2018-A, Class R1, 0.00%, 02/25/42(a)		115	1,289,071
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF2, Class M8, (1 mo. Term SOFR + 1.91%), 6.23%, 05/25/35(b)		182	177,375
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Tricon Residential Trust(a)
Series 2021-SFR1, Class F, 3.69%, 07/17/38	USD	1,375	$ 1,326,567
Series 2021-SFR1, Class G, 4.13%, 07/17/38		887	858,984
			42,377,395
Total Asset-Backed Securities — 6.1% (Cost: $109,763,601)			99,703,565

	Shares
Common Stocks
Australia — 0.2%
Glencore PLC	862,375	3,156,401
IREN Ltd.(f)	77,731	473,382
		3,629,783
Canada — 0.8%
Algoma Steel Group, Inc.	178,901	969,643
Cameco Corp.	192,930	7,940,999
Lionsgate Studios Corp.(f)	49,511	369,847
Suncor Energy, Inc.	96,939	3,753,477
		13,033,966
China — 1.4%
Alibaba Group Holding Ltd., ADR	5,474	723,827
Baidu, Inc., ADR(f)	1,202	110,620
BYD Co. Ltd., Class H	243,000	12,304,674
Contemporary Amperex Technology Co. Ltd., Class A	93,200	3,255,915
Tencent Holdings Ltd.	89,888	5,743,475
		22,138,511
Denmark — 0.6%
DSV A/S	33,955	6,566,254
Novo Nordisk A/S, Class B	46,790	3,199,420
		9,765,674
France — 2.1%
Accor SA	78,563	3,582,884
Arkema SA	22,707	1,738,700
Cie de Saint-Gobain SA	91,029	9,068,013
EssilorLuxottica SA	19,961	5,752,130
Hermes International SCA	3,049	8,022,279
LVMH Moet Hennessy Louis Vuitton SE	9,016	5,583,412
		33,747,418
Germany — 0.0%
Commerzbank AG	24,119	551,962
Northern Data AG(f)	4,783	125,129
		677,091
India — 0.0%
Think & Learn Private Ltd., Class J-B, (Acquired 12/11/20, Cost: $5,113,105)(e)(g)	2,279	—
Italy — 1.2%
Intesa Sanpaolo SpA	1,831,012	9,436,422
Prysmian SpA	13,200	726,620
UniCredit SpA	174,627	9,802,178
		19,965,220
Security	Shares	Value
Japan — 0.0%
FANUC Corp.	15	$ 409
Rakuten Group, Inc.(f)	112,800	647,129
		647,538
Macau — 0.0%
Wynn Macau Ltd.	534,519	383,011
Netherlands — 0.8%
ASML Holding NV	19,583	12,959,503
Spain — 0.5%
CaixaBank SA	144,266	1,123,793
Cellnex Telecom SA(a)	183,945	6,539,012
		7,662,805
Sweden — 0.0%
Volta Trucks, Series C, (Acquired 02/22/22, Cost: $322,253)(e)(f)(g)	2,732	—
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	78,456	13,023,696
United Kingdom — 3.1%
BAE Systems PLC	751,981	15,184,356
Compass Group PLC	324,902	10,746,547
Flutter Entertainment PLC(f)	8,266	1,831,332
Genius Sports Ltd.(f)	186,939	1,871,260
National Grid PLC	700,814	9,141,567
RELX PLC	207,500	10,422,854
Teya Services Ltd., Series C, (Acquired 11/16/21, Cost: $2,398,802)(e)(f)(g)	1,235	344,219
		49,542,135
United States — 42.4%
Adobe, Inc.(f)	20,669	7,927,182
AES Corp.	17,602	218,617
Air Products and Chemicals, Inc.	11,434	3,372,115
Alaska Air Group, Inc.(f)	4,913	241,818
Alphabet, Inc., Class C	173,452	27,098,406
Altice USA, Inc., Class A(f)	209,745	557,922
Amazon.com, Inc.(f)(h)	189,836	36,118,197
AMC Networks, Inc., Class A(f)	9,801	67,431
Amentum Holdings, Inc.(f)	85,590	1,557,738
Apollo Global Management, Inc.	36,804	5,039,940
Apple, Inc.	84,107	18,682,688
Autodesk, Inc.(f)	12,838	3,360,988
Bank of America Corp.	328,454	13,706,385
Boeing Co.(f)	47,523	8,105,048
Boston Scientific Corp.(f)(h)	113,096	11,409,124
Boyd Gaming Corp.	11,226	739,008
BP PLC	73,129	410,360
Broadcom, Inc.	51,155	8,564,882
Caesars Entertainment, Inc.(f)	19,728	493,200
Capital One Financial Corp.	52,629	9,436,380
Carrier Global Corp.	3,309	209,791
Chevron Corp.	41,220	6,895,694
Citigroup, Inc.	126,371	8,971,077
Comerica, Inc.	1,300	76,778
CommScope Holding Co., Inc.(f)	186,367	989,609
Confluent, Inc., Class A(f)	202,840	4,754,570
Coreweave, Inc., Class A, Class A(f)	4,570	169,456
Costco Wholesale Corp.	17,511	16,561,554
CRH PLC	79,108	6,959,131
Crown PropTech Acquisitions(e)(f)	76,872	68,850

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Crown PropTech Acquisitions, Class A(f)	29,568	$ 325,839
CyberArk Software Ltd.(f)	12,107	4,092,166
D.R. Horton, Inc.	2,760	350,879
Davidson Kempner Merchant Co-Investment Fund LP, (Acquired 06/30/21, Cost: $0)(f)(g)(i)	— (j)	4,197,279
Deckers Outdoor Corp.(f)	914	102,194
Dell Technologies, Inc., Class C	1,721	156,869
Delta Air Lines, Inc.	46,484	2,026,702
Discover Financial Services	3,420	583,794
DraftKings, Inc., Class A(f)	10,174	337,879
Eaton Corp. PLC	9,133	2,482,623
Eli Lilly & Co.	19,110	15,783,140
EOG Resources, Inc.	4,165	534,120
Epic Games, Inc., (Acquired 03/29/21, Cost: $2,499,240)(e)(f)(g)	2,824	1,817,555
EQT Corp.	74,633	3,987,641
Fanatics Holdings, Inc., (Acquired 12/15/21, Cost: $8,566,971)(e)(f)(g)	126,282	7,579,446
First Citizens BancShares, Inc., Class A	228	422,739
First Horizon Corp.	7,186	139,552
Flagstar Financial, Inc.	339,982	3,950,591
Flowco Holdings, Inc., Class A, Class A(f)	97,219	2,493,667
Formentera Partners Fund II LP(e)(f)(i)	— (j)	3,471,666
Freeport-McMoRan, Inc.	182,588	6,912,782
Freewire Equity(e)(f)	45	—
Golden Entertainment, Inc.	2,119	55,920
Hess Corp.	23,671	3,780,969
HNG Hospitality Offshore LP, (Acquired 02/16/24, Cost: $2,660,000)(e)(f)(g)	2,660,000	2,340,800
Home Depot, Inc.	24,084	8,826,545
Ingersoll Rand, Inc.	45,908	3,674,017
Intuit, Inc.	13,050	8,012,569
Intuitive Surgical, Inc.(f)	16,409	8,126,885
JPMorgan Chase & Co.	60,084	14,738,605
Karman Holdings, Inc.(f)	61,280	2,047,978
Kinder Morgan, Inc.	80,372	2,293,013
Lam Research Corp.	4,372	317,844
Landsea Homes Corp.(f)	97,309	624,724
Latch, Inc.(f)	142,273	25,609
Liberty Media Corp.-Liberty Live, Class C(f)	3,959	269,766
Lions Gate Entertainment Corp., Class A(f)	33,562	297,024
Lions Gate Entertainment Corp., Class B(f)	8,720	69,062
Live Nation Entertainment, Inc.(f)	39,800	5,197,084
Lumen Technologies, Inc.(f)	150,730	590,862
Marsh & McLennan Cos., Inc.	88,736	21,654,246
Marvell Technology, Inc.	14,900	917,393
Mastercard, Inc., Class A	40,733	22,326,572
McKesson Corp.	14,193	9,551,747
Medtronic PLC	62,727	5,636,648
Merck & Co., Inc.	64,762	5,813,037
Meta Platforms, Inc., Class A	25,721	14,824,556
Micron Technology, Inc.	118,336	10,282,215
Microsoft Corp.	109,835	41,230,961
Mythic AI, Inc., Series C, (Acquired 01/26/21, Cost: $560,518)(e)(g)	816	—
Netflix, Inc.(f)	3,766	3,511,908
NextEra Energy, Inc.	165,897	11,760,438
NRG Energy, Inc.	4,984	475,773
NVIDIA Corp.	163,896	17,763,048
Oracle Corp.	72,482	10,133,708
Palladyne AI Corp(f)	7,517	44,200
Security	Shares	Value
United States (continued)
Paramount Global, Class B	9,555	$ 114,278
Playstudios, Inc., Class A(f)	226,924	288,193
Progressive Corp.	50,589	14,317,193
SailPoint, Inc.(f)	58,589	1,098,544
Salesforce, Inc.	35,592	9,551,469
Sanofi SA	55,993	6,199,647
Sarcos Technology & Robotics Corp.(f)	164,721	968,562
Screaming Eagle Acquisition Crop., (Acquired 05/14/24, Cost: $1,168,975)(f)(g)	115,000	859,050
ServiceTitan, Inc.(f)	11,137	1,059,240
Shell PLC	504,115	18,447,874
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $189,563)(e)(g)	12,621	113,084
Solaris Energy Infrastructure, Inc.	172,201	3,747,094
Sonder Holdings, Inc., Class A(f)	37,498	74,996
Source Global PBC(e)	4,621	370
Space Exploration Technologies Corp., Class A, (Acquired 08/21/23, Cost: $1,663,335), A shares(e)(f)(g)	20,535	3,798,975
Space Exploration Technologies Corp., Class C, (Acquired 08/21/23, Cost: $1,785,240), C shares(e)(f)(g)	22,040	4,077,400
Standardaero, Inc.(f)	131,973	3,515,761
Stryker Corp.	28,117	10,466,553
Tesla, Inc.(f)	17,052	4,419,196
TJX Cos., Inc.	97,109	11,827,876
Toll Brothers, Inc.	24,518	2,588,856
Trane Technologies PLC	19,957	6,723,912
TransDigm Group, Inc.	5,679	7,855,704
U.S. Steel Corp.	99,490	4,204,447
Uber Technologies, Inc.(f)	12,730	927,508
Union Pacific Corp.	36,480	8,618,035
United Airlines Holdings, Inc.(f)	1,518	104,818
UnitedHealth Group, Inc.	25,904	13,567,220
Valero Energy Corp.	18,302	2,417,145
Venture Global, Inc., Class A	34,994	360,438
Viper Energy, Inc.	34,946	1,577,812
Vistra Corp.	40,549	4,762,075
Walmart, Inc.	188,098	16,513,123
Walt Disney Co.	77,141	7,613,817
Warner Bros Discovery, Inc.(f)	49,416	530,234
Wells Fargo & Co.	167,471	12,022,743
Williams Cos., Inc.	49,796	2,975,809
Wom New Holdco(e)	599	17,371
Womchi 2024	300,000	—
Wynn Resorts Ltd.	1,812	151,302
		690,206,512
Total Common Stocks — 53.9% (Cost: $704,710,186)		877,382,863

Par (000)
Corporate Bonds
Angola — 0.0%
Azule Energy Finance PLC, 8.13%, 01/23/30(a)	USD	200	199,680
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Argentina(a) — 0.0%
Vista Energy Argentina SAU, 7.63%, 12/10/35	USD	105	$ 102,165
YPF SA, 9.50%, 01/17/31		135	140,771
			242,936
Australia — 0.5%
Mineral Resources Ltd.(a)
9.25%, 10/01/28		255	254,973
8.50%, 05/01/30		111	107,359
Oceana Australian Fixed Income Trust, A Note Upsize(e)
12.00%, 07/31/25	AUD	1,881	1,181,220
12.50%, 07/31/26		2,822	1,814,110
12.50%, 07/31/27		4,703	3,082,077
10.50%, 07/21/28		1,980	1,248,090
Pacific National Finance Pty. Ltd., 7.75%, 12/11/54(b)(c)		190	116,803
			7,804,632
Belgium — 0.1%
Anheuser-Busch InBev SA/NV, 4.00%, 09/24/25(c)	GBP	100	128,632
KBC Group NV, (1-year UK Government Bond + 0.92%), 1.25%, 09/21/27(b)(c)		100	122,280
Ontex Group NV, 04/15/30(c)(d)	EUR	100	108,997
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	USD	600	582,000
			941,909
Brazil — 0.1%
Azul Secured Finance LLP, 11.93%, 08/28/28		221	192,547
Braskem Netherlands Finance BV, 8.00%, 10/15/34(a)		220	209,979
Embraer Netherlands Finance BV, 5.98%, 02/11/35		55	55,797
LD Celulose International GmbH, 7.95%, 01/26/32(a)		200	205,900
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(c)		184	150,526
Samarco Mineracao SA(k)
(9.00% PIK), 9.00%, 06/30/31(c)		146	141,367
(9.00% PIK), 9.00%, 06/30/31(a)		63	60,848
Vale Overseas Ltd., 6.40%, 06/28/54		116	114,318
			1,131,282
Canada — 0.8%
Air Canada Pass-Through Trust, Series 2020-1, Class C, 10.50%, 07/15/26(a)		1,769	1,883,985
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 4.00%, 10/15/30(a)		200	181,003
HR Ottawa LP, 11.00%, 03/31/31(a)		9,658	10,325,211
NOVA Chemicals Corp., 9.00%, 02/15/30(a)		100	107,613
Open Text Holdings, Inc., 4.13%, 12/01/31(a)		100	88,311
Rogers Communications, Inc., (5-year CMT + 2.65%), 7.00%, 04/15/55(b)		100	100,387
Toronto-Dominion Bank, 2.88%, 04/05/27(c)	GBP	100	123,956
			12,810,466
Chile(a) — 0.0%
AES Andes SA, (5-year CMT + 3.84%), 8.15%, 06/10/55(b)	USD	285	294,405
WOM Mobile SA, (11.00% PIK), 11.00%, 04/01/31(k)		106	107,191
			401,596
China — 0.0%
Alibaba Group Holding Ltd., 0.50%, 06/01/31(a)(l)		223	318,444
Fantasia Holdings Group Co. Ltd.(c)(f)(m)
6.95%, 12/17/21		320	8,000
11.75%, 04/17/22		520	13,000
Security		Par (000)	Value
China (continued)
Fantasia Holdings Group Co. Ltd.(c)(f)(m) (continued)
9.25%, 07/28/23	USD	1,200	$ 30,000
Far East Horizon Ltd., 10/01/28(c)(d)		200	197,808
			567,252
Colombia — 0.0%
ABRA Global Finance, (6.00% Cash & 8.00% PIK), 14.00%, 10/22/29(a)(k)		155	148,045
Ecopetrol SA, 8.88%, 01/13/33		238	245,080
			393,125
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/31(a)		211	225,538
Cyprus — 0.0%
ASG Finance Designated Activity Co., 9.75%, 05/15/29(a)		216	216,706
Denmark — 0.0%
SGL Group ApS, (3-mo. EURIBOR + 4.25%), 6.78%, 02/24/31(b)(c)	EUR	143	154,657
Finland — 0.0%
Citycon Treasury BV, 5.00%, 03/11/30(c)		100	108,456
France — 0.6%
Afflelou SAS, 6.00%, 07/25/29(c)		292	325,922
Atos SE(c)(n)
5.20%, 12/18/30		290	255,560
1.04%, 12/18/32		250	102,653
9.36%, 12/18/29		282	327,706
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 6.49%, 07/18/30(b)(c)		335	363,155
BNP Paribas SA(c)
3.38%, 01/23/26	GBP	100	127,705
1.88%, 12/14/27		100	118,945
Elior Group SA, 5.63%, 03/15/30(c)	EUR	107	115,121
ELO SACA, 2.88%, 01/29/26(c)		200	211,416
Eutelsat SA(c)
2.25%, 07/13/27		100	97,587
1.50%, 10/13/28		200	169,055
Forvia SE, 5.50%, 06/15/31(c)		549	573,037
Goldstory SAS, 6.75%, 02/01/30(c)		766	853,124
Iliad Holding SASU
7.00%, 10/15/28(a)	USD	200	202,427
6.88%, 04/15/31(c)	EUR	100	113,802
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 5.95%, 07/01/29(b)(c)		305	328,972
Loxam SAS, 6.38%, 05/31/29(c)		648	730,461
Lune Holdings SARL, 5.63%, 11/15/28(c)		305	245,698
Paprec Holding SA, 7.25%, 11/17/29(c)		347	393,833
Picard Groupe SAS, 6.38%, 07/01/29(c)		175	194,670
RCI Banque SA(b)(c)
(5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37		200	215,908
(5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34		600	675,122
Sabena technics SAS, (3-mo. EURIBOR + 5.00%), (Acquired 10/28/22, Cost: $2,053,848), 7.36%, 09/30/29(b)(e)(g)		2,085	2,254,236
Tereos Finance Groupe I SA, 5.75%, 04/30/31(c)		103	112,014

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
France (continued)
TotalEnergies Capital International SA, 1.66%, 07/22/26(c)	GBP	100	$ 124,351
Worldline SA/France, 0.00%, 07/30/26(c)(o)	EUR	521	547,889
			9,780,369
Germany — 0.6%
Adler Pelzer Holding GmbH, 9.50%, 04/01/27(a)		173	179,249
ADLER Real Estate GmbH, 3.00%, 04/27/26(c)		400	422,788
alstria office REIT-AG, 5.50%, 03/20/31(c)		100	105,167
APCOA Group GmbH, (3-mo. EURIBOR + 4.13%), 6.91%, 04/15/31(b)(c)		307	334,432
Aroundtown Finance SARL(b)(p)
(5-year EURIBOR ICE Swap + 4.51%), 7.13%		271	292,825
(5-year UK Government Bond + 4.49%), 8.63%	GBP	408	520,314
Deutsche Lufthansa AG, (5-year EURIBOR ICE Swap + 2.86%), 5.25%, 01/15/55(b)(c)	EUR	400	430,898
Dynamo Newco II GmbH, 6.25%, 10/15/31(c)		118	129,188
Envalior Deutschland GmbH, (6-mo. EURIBOR at 0.00% Floor + 9.50%, 13.41% PIK), 11.88%, 04/01/31(b)(e)(k)		3,565	3,594,447
Fressnapf Holding SE, 5.25%, 10/31/31(c)		230	248,388
IHO Verwaltungs GmbH, Series MAR, (7.00% PIK), 7.00%, 11/15/31(c)(k)		249	275,938
Mahle GmbH, 6.50%, 05/02/31(c)		489	521,908
PCF GmbH(c)
4.75%, 04/15/29		204	188,360
(3-mo. EURIBOR + 4.75%), 7.54%, 04/15/29(b)		229	210,683
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 6.54%, 07/01/29(b)(c)		236	255,970
Schaeffler AG(c)(d)
04/01/28		100	107,860
04/01/31		100	107,555
TAG Immobilien AG, 0.63%, 03/11/31(c)		100	107,269
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(c)(k)		409	361,798
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(a)	USD	200	196,252
TUI Cruises GmbH, 5.00%, 05/15/30(c)	EUR	104	113,018
			8,704,307
Ghana — 0.0%
Kosmos Energy Ltd., 7.50%, 03/01/28(c)	USD	202	188,870
Greece(b)(c) — 0.1%
Eurobank SA, (1-year EURIBOR ICE Swap + 1.70%), 4.00%, 02/07/36	EUR	325	339,138
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35		456	520,200
			859,338
Hong Kong(c) — 0.1%
AIA Group Ltd., 5.40%, 09/30/54	USD	200	187,508
FWD Group Holdings Ltd., 8.40%, 04/05/29		1,302	1,354,861
Melco Resorts Finance Ltd., 5.38%, 12/04/29		250	229,998
MTR Corp. Ltd., 04/01/55(d)		250	245,475
			2,017,842
India — 0.2%
CA Magnum Holdings, 5.38%, 10/31/26(c)		200	196,440
Clean Renewable Power Mauritius Pte. Ltd., 4.25%, 03/25/27(c)		161	154,761
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27(c)		200	207,250
Continuum Energy Pte. Ltd., 5.00%, 09/11/27(a)(e)		820	838,727
Diamond II Ltd., 7.95%, 07/28/26(c)		200	201,625
Security		Par (000)	Value
India (continued)
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(c)	USD	200	$ 196,750
India Cleantech Energy, 4.70%, 08/10/26(c)		198	192,711
Muthoot Finance Ltd., 6.38%, 04/23/29(c)		200	196,800
Network i2i Ltd., (5-year CMT + 3.39%), 3.98%(b)(c)(p)		300	294,390
ReNew Pvt Ltd., 5.88%, 03/05/27(c)		200	196,674
Vedanta Resources Finance II PLC
10.88%, 09/17/29(a)		389	400,670
10.88%, 09/17/29(c)		200	206,000
9.48%, 07/24/30(a)		200	198,234
			3,481,032
Indonesia(c) — 0.1%
Freeport Indonesia PT, 6.20%, 04/14/52		200	194,500
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26		300	301,875
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 1.88%, 11/05/31	EUR	200	185,105
			681,480
Ireland — 0.1%
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32(c)	GBP	827	1,040,103
Israel — 0.0%
Teva Pharmaceutical Finance Netherlands II BV, 7.88%, 09/15/31	EUR	100	127,117
Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 05/09/27	USD	200	196,078
			323,195
Italy — 0.5%
A2A SpA, (5-year EURIBOR ICE Swap + 2.26%), 5.00%(b)(c)(p)	EUR	200	219,473
Agrifarma SpA, 4.50%, 10/31/28(a)		1,882	2,019,743
Bubbles Bidco SpA(c)
6.50%, 09/30/31		236	255,195
(3-mo. EURIBOR + 4.25%), 6.61%, 09/30/31(b)		231	249,700
Duomo Bidco SpA, (3-mo. EURIBOR + 4.13%), 6.91%, 07/15/31(b)(c)		301	327,359
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(c)		448	511,065
Eni SpA, (5-year EUR Swap + 2.40%), 4.88%(b)(c)(p)		200	212,032
Fiber Bidco SpA, 6.13%, 06/15/31(c)		498	525,341
Fiber Midco SpA, (10.75% PIK), 10.75%, 06/15/29(c)(k)		196	208,756
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(c)		257	277,922
IMA Industria Macchine Automatiche SpA, (3-mo. EURIBOR + 3.75%), 6.54%, 04/15/29(b)(c)		403	435,607
Intesa Sanpaolo SpA, 8.51%, 09/20/32(c)	GBP	200	290,768
Irca SpA, (3-mo. EURIBOR + 3.75%), 6.25%, 12/15/29(b)(c)	EUR	192	207,610
Itelyum Regeneration SpA, 04/15/30(c)(d)		100	107,319
Lottomatica Group SpA(c)
5.38%, 06/01/30		100	111,038
(3-mo. EURIBOR + 3.25%), 5.74%, 06/01/31(b)		142	154,700
Marcolin SpA, 6.13%, 11/15/26(a)		540	583,226
Nexi SpA, 0.00%, 02/24/28(c)(o)		400	390,493
Pachelbel Bidco SpA(c)
7.13%, 05/17/31		137	156,904
(3-mo. EURIBOR + 4.25%), 6.87%, 05/17/31(b)		126	137,167
Rossini SARL(c)
6.75%, 12/31/29		147	165,925
(3-mo. EURIBOR + 3.88%), 6.23%, 12/31/29(b)		209	227,122
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Italy (continued)
TeamSystem SpA, (3-mo. EURIBOR + 3.50%), 6.29%, 07/31/31(b)(c)	EUR	218	$ 236,018
Unipol Assicurazioni SpA, 4.90%, 05/23/34(c)		200	222,002
			8,232,485
Japan(c) — 0.1%
SoftBank Group Corp.
5.38%, 01/08/29		531	585,462
3.38%, 07/06/29		100	102,737
5.75%, 07/08/32		668	736,755
(5-year USD ICE Swap + 4.85%), 6.88%(b)(p)	USD	200	198,000
			1,622,954
Jersey — 0.1%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(a)		1,164	1,052,461
10.38%, 03/31/29(c)	GBP	385	462,909
			1,515,370
Kuwait — 0.0%
EQUATE Petrochemical Co. KSC, 4.25%, 11/03/26(c)	USD	297	293,668
Luxembourg — 0.2%
Adler Financing SARL(k)
Series 1.5L, (10.00% PIK), 10.00%, 12/31/29	EUR	163	181,487
Series 1L, (8.25% PIK), 8.25%, 12/31/28		417	461,700
Herens Midco SARL, 5.25%, 05/15/29(a)		806	692,864
INEOS Finance PLC(c)
6.38%, 04/15/29		384	425,080
5.63%, 08/15/30		100	107,904
ION Trading Technologies SARL, 5.75%, 05/15/28(a)	USD	400	372,188
Kleopatra Finco SARL, 4.25%, 03/01/26(c)	EUR	411	411,083
Summer BC Holdco B SARL(c)
5.88%, 02/15/30		100	106,358
(3-mo. EURIBOR + 4.25%), 6.79%, 02/15/30(b)		127	137,487
Vivion Investments SARL, (6.50% PIK), 6.50%, 08/31/28(c)(k)		522	554,368
			3,450,519
Macau — 0.1%
MGM China Holdings Ltd., 5.88%, 05/15/26(c)	USD	250	249,555
Sands China Ltd., 4.38%, 06/18/30		200	188,876
Studio City Co. Ltd., 7.00%, 02/15/27(c)		300	301,740
Studio City Finance Ltd., 5.00%, 01/15/29(c)		200	180,040
Wynn Macau Ltd., 5.63%, 08/26/28(c)		200	192,250
			1,112,461
Mexico — 0.2%
Petroleos Mexicanos
7.50%, 03/20/26(a)		2,767	2,753,165
8.75%, 06/02/29		207	205,502
5.95%, 01/28/31		188	159,227
6.70%, 02/16/32		133	116,694
10.00%, 02/07/33		126	130,895
			3,365,483
Morocco — 0.0%
OCP SA, 7.50%, 05/02/54(a)		317	322,944
Netherlands — 0.2%
Boels Topholding BV, 5.75%, 05/15/30(c)	EUR	328	362,689
ING Groep NV, 3.00%, 02/18/26(c)	GBP	100	127,057
Nobian Finance BV, Class B, 3.63%, 07/15/26(c)	EUR	100	107,589
Q-Park Holding I BV, 5.13%, 02/15/30(c)		456	499,754
Sigma Holdco BV, 5.75%, 05/15/26(c)		104	112,114
Security		Par (000)	Value
Netherlands (continued)
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	USD	780	$ 709,305
Trivium Packaging Finance BV(a)
5.50%, 08/15/26		200	196,903
8.50%, 08/15/27		267	265,629
VZ Secured Financing BV, 5.00%, 01/15/32(a)		200	173,785
Ziggo Bond Co. BV, 6.13%, 11/15/32(c)	EUR	255	261,049
			2,815,874
Panama — 0.0%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(c)	USD	241	215,035
Peru(a) — 0.0%
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36		155	158,720
Volcan Cia Minera SAA, 8.75%, 01/24/30		224	220,210
			378,930
Philippines — 0.0%
San Miguel Global Power Holdings Corp., (1-year CMT + 6.40%), 8.13%(b)(c)(p)		200	200,500
Portugal — 0.0%
EDP SA, (5-year EURIBOR ICE Swap + 2.40%), 4.63%, 09/16/54(b)(c)	EUR	200	217,341
Republic of Korea — 0.0%
LG Energy Solution Ltd., 04/02/30(b)(c)(d)	USD	200	199,318
Saudi Arabia — 0.1%
Ma’aden Sukuk Ltd.(a)
5.25%, 02/13/30		200	202,312
5.50%, 02/13/35		200	202,500
Saudi Electricity Sukuk Programme Co.(c)
5.23%, 02/18/30		200	202,125
5.49%, 02/18/35		200	202,400
			809,337
Singapore — 0.0%
Puma International Financing SA, 7.75%, 04/25/29(c)		200	201,750
Slovenia — 0.0%
United Group BV, 6.50%, 10/31/31(c)	EUR	102	110,961
South Africa — 0.0%
Sappi Papier Holding GmbH, 4.50%, 03/15/32(c)		150	160,573
Sasol Financing USA LLC, 6.50%, 09/27/28	USD	200	191,646
			352,219
South Korea — 0.0%
LG Electronics, Inc., 5.63%, 04/24/27(a)		200	203,392
LG Energy Solution Ltd., 04/02/30(c)(d)		200	199,402
			402,794
Spain(c) — 0.1%
Arena Luxembourg Finance SARL, 05/01/30(b)(d)	EUR	193	208,798
Banco Santander SA, (1-year UK Government Bond + 1.80%), 3.13%, 10/06/26(b)	GBP	300	383,381
Cellnex Telecom SA, Series CLNX, 2.13%, 08/11/30	EUR	200	228,372
Cirsa Finance International SARL, 6.50%, 03/15/29		432	485,012
Grifols SA, 7.13%, 05/01/30		229	256,017
Iberdrola Finanzas SA, Series IBE, 1.50%, 03/27/30		100	108,630
Kaixo Bondco Telecom SA, 5.13%, 09/30/29		187	203,203
Telefonica Emisiones SA, 5.38%, 02/02/26	GBP	133	172,348
			2,045,761

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Sweden — 0.2%
Intrum AB(c)(f)(m)
3.00%, 09/15/27	EUR	367	$ 313,501
9.25%, 03/15/28		137	121,843
Stena International SA, 7.25%, 01/15/31(c)	USD	911	910,579
Verisure Holding AB
3.25%, 02/15/27(c)	EUR	751	800,968
7.13%, 02/01/28(a)		237	264,938
Verisure Midholding AB, 5.25%, 02/15/29(c)		553	598,294
			3,010,123
Thailand — 0.0%
Bangkok Bank PCL/Hong Kong, 5.30%, 09/21/28(a)	USD	241	244,507
Muangthai Capital PCL, 6.88%, 09/30/28(c)		200	201,500
			446,007
Ukraine(k) — 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC
(7.13% PIK), 7.13%, 07/19/26(c)	EUR	382	359,407
(7.63% PIK), 7.63%, 11/08/28(a)	USD	270	214,416
			573,823
United Arab Emirates — 0.0%
DP World Salaam, (5-year CMT + 5.75%), 6.00%(b)(c)(p)		352	352,330
United Kingdom — 1.1%
10X Future Technologies Service Ltd., (15.00% PIK), (Acquired 12/19/23, Cost: $1,383,710), 06/19/26(d)(e)(g)	GBP	1,109	1,540,806
Amber Finco PLC, 6.63%, 07/15/29(c)	EUR	573	643,965
Ardonagh Finco Ltd., 6.88%, 02/15/31(c)		1,025	1,130,499
Barclays PLC(c)
3.00%, 05/08/26	GBP	100	126,533
3.25%, 02/12/27		100	125,015
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28(a)		955	1,171,767
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(a)	EUR	1,725	1,704,365
Bellis Finco PLC, 4.00%, 02/16/27(c)	GBP	500	610,377
Bracken MidCo1 PLC, (6.75% Cash or 7.50% PIK), 6.75%, 11/01/27(c)(k)		119	151,426
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(c)	EUR	196	214,561
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(c)	GBP	100	131,758
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)	USD	650	592,624
ContourGlobal Power Holdings SA, 5.00%, 02/28/30(c)	EUR	162	173,638
CPUK Finance Ltd., 7.88%, 08/28/29(c)	GBP	106	138,571
Deuce Finco PLC, 5.50%, 06/15/27(a)		345	437,293
Edge Finco PLC, 8.13%, 08/15/31(c)		395	520,446
Gatwick Airport Finance PLC, 4.38%, 04/07/26(c)		239	303,325
Global Switch Finance BV, 1.38%, 10/07/30(c)	EUR	217	219,487
Heathrow Finance PLC, 6.63%, 03/01/31(c)	GBP	739	945,513
HSBC Holdings PLC, (1-day SONIA GBP 1.31%), 1.75%, 07/24/27(b)		100	123,688
INEOS Quattro Finance 2 PLC, 6.75%, 04/15/30(c)	EUR	174	187,813
Informa PLC, 3.13%, 07/05/26(c)	GBP	100	126,101
Kane Bidco Ltd., 6.50%, 02/15/27(a)		699	898,418
Market Bidco Finco PLC, 4.75%, 11/04/27(c)	EUR	663	694,534
Mobico Group PLC, (5-year UK Government Bond + 4.14%), 4.25%(b)(c)(p)	GBP	162	199,847
Motion Finco SARL, 7.38%, 06/15/30(c)	EUR	201	214,825
NatWest Group PLC(b)(c)
(1-year GBP Swap + 1.49%), 2.88%, 09/19/26	GBP	100	127,707
Security		Par (000)	Value
United Kingdom (continued)
NatWest Group PLC(b)(c) (continued)
(1-year GBP Swap + 2.01%), 3.13%, 03/28/27	GBP	100	$ 126,709
Pinnacle Bidco PLC, 10.00%, 10/11/28(c)		177	241,638
Santander U.K. Group Holdings PLC, 3.63%, 01/14/26(c)		100	127,842
Stonegate Pub Co. Financing PLC(c)
10.75%, 07/31/29		395	526,824
(3-mo. EURIBOR + 6.63%), 9.18%, 07/31/29(b)	EUR	123	136,073
Thames Water Utilities Finance PLC, 4.00%, 06/19/25(c)	GBP	770	777,527
Thames Water Utilities Ltd., Series 144., 0.00%, 03/22/27(a)(o)		6	5,983
Virgin Media Secured Finance PLC
4.25%, 01/15/30(c)		676	759,704
4.50%, 08/15/30(a)	USD	200	175,924
Vmed O2 U.K. Financing I PLC(c)
4.50%, 07/15/31	GBP	276	303,847
5.63%, 04/15/32	EUR	668	717,613
Vodafone Group PLC, (5-year CMT + 2.77%), 4.13%, 06/04/81(b)	USD	59	52,376
Zegona Finance PLC, 6.75%, 07/15/29(c)	EUR	322	367,328
			17,774,290
United States — 7.3%
Acropolis Trade Investments, 11.04%, 04/02/28	USD	2,690	2,690,000
Adient Global Holdings Ltd., 8.25%, 04/15/31(a)		100	96,897
Affinity Interactive, 6.88%, 12/15/27(a)		1,000	757,816
Alexander Funding Trust II, 7.47%, 07/31/28(a)		130	138,375
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, 7.00%, 01/15/31(a)		100	100,306
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)		100	101,275
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(a)		499	500,590
AMC Networks, Inc.
10.25%, 01/15/29(a)		1,067	1,105,679
4.25%, 02/15/29		1,617	1,213,003
4.25%, 02/15/29(a)(l)		655	576,727
American Axle & Manufacturing, Inc., 6.88%, 07/01/28		100	95,305
Amgen, Inc., 5.50%, 12/07/26(c)	GBP	100	130,498
Amkor Technology, Inc., 6.63%, 09/15/27(a)	USD	400	400,950
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(c)	EUR	318	317,635
4.13%, 08/15/26(a)	USD	4,805	4,413,200
AT&T, Inc.
2.90%, 12/04/26	GBP	100	125,189
5.50%, 03/15/27(c)		50	65,312
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/31(a)	USD	100	97,617
Bausch & Lomb Corp., 8.38%, 10/01/28(a)		40	41,500
BG Energy Capital PLC, 5.13%, 12/01/25(c)	GBP	133	172,018
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 07/15/32(a)	USD	100	103,451
Breeze Aviation Group, Inc., (20.00% PIK), (Acquired 01/26/24, Cost: $2,270,649), 20.00%, 01/30/28(e)(g)(k)		2,271	2,162,794
Caesars Entertainment, Inc., 4.63%, 10/15/29(a)		100	91,913
Calpine Corp., 4.63%, 02/01/29(a)		200	191,974
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
5.13%, 05/01/27		200	196,988
4.75%, 02/01/32		109	96,781
4.25%, 01/15/34		100	82,250
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(a)	USD	100	$ 86,538
Citigroup, Inc., 1.75%, 10/23/26	GBP	100	123,140
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 05/15/28(a)	USD	200	202,817
Clear Channel Outdoor Holdings, Inc., 9.00%, 09/15/28(a)		100	102,706
Cloud Software Group, Inc.(a)
6.50%, 03/31/29		465	452,010
9.00%, 09/30/29		540	538,590
8.25%, 06/30/32		369	375,173
Clydesdale Acquisition Holdings, Inc.(a)
8.75%, 04/15/30		756	766,694
6.75%, 04/15/32		100	100,692
CommScope LLC, 9.50%, 12/15/31(a)		120	123,600
Comstock Resources, Inc., 6.75%, 03/01/29(a)		100	97,804
Consolidated Communications, Inc., 6.50%, 10/01/28(a)		100	96,421
Constellium SE, 5.38%, 08/15/32(c)	EUR	137	145,644
Core Scientific, Inc., 0.00%, 06/15/31(a)(l)(o)	USD	281	235,513
CSC Holdings LLC(a)
5.50%, 04/15/27		2,040	1,888,668
11.25%, 05/15/28		448	433,109
11.75%, 01/31/29		985	955,295
DISH Network Corp.(l)
0.00%, 12/15/25(o)		1,800	1,638,000
3.38%, 08/15/26		174	144,420
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28(a)		100	101,665
EquipmentShare.com, Inc., 8.00%, 03/15/33(a)		100	100,693
EXO Imaging, Inc., (Acquired 08/14/24, Cost: $71,814), 8.00%, 08/14/25(e)(g)		72	99,844
First Citizens BancShares, Inc., (5-year CMT + 1.97%), 6.25%, 03/12/40(b)		1,566	1,536,626
FLYR, Inc., (1-mo. CME Term SOFR at 0.50% Floor + 5.00%, 3.75% PIK), 9.35%, 05/10/27(b)(e)(k)		1,156	1,131,412
Forestar Group, Inc., 5.00%, 03/01/28(a)		1,950	1,908,072
Freedom Mortgage Corp., 12.25%, 10/01/30(a)		200	220,366
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)		400	394,655
6.75%, 05/01/29(a)		585	587,941
5.88%, 11/01/29		40	40,004
6.00%, 01/15/30(a)		40	40,088
8.75%, 05/15/30(a)		1,250	1,316,790
8.63%, 03/15/31(a)		700	745,619
Frontier Florida LLC, Series E, 6.86%, 02/01/28		845	861,900
Full House Resorts, Inc., 8.25%, 02/15/28(a)		172	169,976
Goldman Sachs Group, Inc., 7.25%, 04/10/28	GBP	50	68,615
Goodyear Tire & Rubber Co., 5.00%, 05/31/26	USD	100	99,196
GoTo Group, Inc., 5.50%, 05/01/28(a)		913	509,578
GS Finance Corp., 8.75%, 02/14/30(b)		2,810	2,874,574
Howard Hughes Corp.(a)
4.13%, 02/01/29		1,002	914,309
4.38%, 02/01/31		1,102	980,934
Howard Midstream Energy Partners LLC, 7.38%, 07/15/32(a)		100	102,452
Hyundai Capital America, (1-day SOFR + 1.35%), 5.71%, 03/27/30(b)(c)		200	199,224
Iron Mountain, Inc., 6.25%, 01/15/33(a)		100	99,036
JPMorgan Chase & Co., (1-day SONIA GBP 0.68%), 0.99%, 04/28/26(b)(c)	GBP	100	128,753
Kenbourne Invest SA(e)
12.50%, 01/31/31	USD	74	73,995
Security		Par (000)	Value
United States (continued)
Kenbourne Invest SA(e) (continued)
5.00%, 01/31/32	USD	315	$ 315,456
Kronos International, Inc., 9.50%, 03/15/29(c)	EUR	100	116,761
LABL, Inc., 8.63%, 10/01/31(a)	USD	100	74,500
Landsea Homes Corp., 11.00%, 07/17/28(e)		9,310	9,741,053
Lessen LLC, (3-mo. CME Term SOFR + 8.50%), 12.79%, 01/05/28(a)(b)(e)(h)		2,079	1,936,225
Level 3 Financing, Inc.(a)
10.50%, 04/15/29		100	110,000
10.00%, 10/15/32		1,190	1,185,659
LGI Homes, Inc., 7.00%, 11/15/32(a)		950	898,415
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29(a)		2,575	2,389,071
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(a)		82	66,474
Live Nation Entertainment, Inc., 4.75%, 10/15/27(a)		100	97,484
Magnera Corp., 7.25%, 11/15/31(a)		100	97,261
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(a)		100	98,000
Medline Borrower LP, 5.25%, 10/01/29(a)		200	191,915
MGM Resorts International, 6.50%, 04/15/32		46	45,107
MPT Operating Partnership LP/MPT Finance Corp., 7.00%, 02/15/32(c)	EUR	209	229,850
NCL Corp. Ltd., 6.75%, 02/01/32(a)	USD	200	197,561
NCR Atleos Corp., 9.50%, 04/01/29(a)		430	466,251
OneMain Finance Corp., 7.13%, 11/15/31		75	75,446
OT Midco Ltd., 10.00%, 02/15/30(a)		1,592	1,370,645
Paramount Global, 7.88%, 07/30/30		544	597,617
Performance Food Group, Inc., 6.13%, 09/15/32(a)		100	99,396
Permian Resources Operating LLC, 5.38%, 01/15/26(a)		89	88,610
Pioneer Midco LLC, (10.50% Cash or 11.63% PIK), 10.50%, 11/18/30(a)(e)(k)		5,064	5,133,530
Pitney Bowes, Inc., 6.88%, 03/15/27(a)		1,930	1,927,578
Prestige Brands, Inc., 3.75%, 04/01/31(a)		100	89,688
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(a)		200	200,157
Quikrete Holdings, Inc., 6.75%, 03/01/33(a)		100	99,545
Resort Communities LoanCo. LP, 12.50%, 11/21/28(a)(e)		9,583	9,606,910
RingCentral, Inc., 8.50%, 08/15/30(a)		1,430	1,503,173
Sabre GLBL, Inc.(a)
8.63%, 06/01/27		697	689,739
10.75%, 11/15/29		1,996	2,010,525
SCIH Salt Holdings, Inc., 4.88%, 05/01/28(a)		100	95,116
Scotts Miracle-Gro Co., 4.00%, 04/01/31		100	87,719
Seagate HDD Cayman
8.25%, 12/15/29(a)		639	679,423
8.50%, 07/15/31(a)		426	452,438
9.63%, 12/01/32		550	618,589
Service Properties Trust
8.38%, 06/15/29		256	255,887
8.63%, 11/15/31(a)		110	116,041
Six Flags Entertainment Corp./Canada’s Wonderland Co./ Magnum Management Corp., 5.25%, 07/15/29		100	94,629
SM Energy Co., 6.75%, 08/01/29(a)		100	98,511
Snap, Inc., 6.88%, 03/01/33(a)		100	99,992
Sonder Holdings, Inc.(b)(e)(k)
(3-mo. CME Term SOFR at 1.00% Floor + 9.00%, 13.59% PIK), 13.36%, 12/10/27(q)		10,958	10,446,239
(3-mo. CME Term SOFR at 9.00% Floor + 14.36%, 13.59% PIK), 14.36%, 12/10/27		1,460	1,391,690
Spirit AeroSystems, Inc.(a)
9.38%, 11/30/29		772	823,552
9.75%, 11/15/30		1,306	1,441,620

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Spirit Airlines Pass-Through Trust
Series 2015-1A, 4.10%, 10/01/29	USD	49	$ 46,071
Series 2017-1A, 3.65%, 08/15/31(f)(m)		1,453	1,291,775
Series 2017-1AA, 3.38%, 08/15/31		554	500,110
SS&C Technologies, Inc., 6.50%, 06/01/32(a)		100	101,081
Stem, Inc., 0.50%, 12/01/28(a)(l)		200	51,999
Talen Energy Supply LLC, 8.63%, 06/01/30(a)		210	222,747
Talos Production, Inc., 9.00%, 02/01/29(a)		100	102,754
Tenet Healthcare Corp., 6.13%, 10/01/28		400	398,170
Tenneco, Inc., 8.00%, 11/17/28(a)		1,648	1,571,770
Texas Capital Bancshares, Inc., (5-year CMT + 3.15%), 4.00%, 05/06/31(b)		794	772,597
TransDigm, Inc., 5.50%, 11/15/27		300	296,610
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)		383	391,886
Transocean, Inc., 8.25%, 05/15/29(a)		988	965,745
UKG, Inc., 6.88%, 02/01/31(a)		100	101,444
United Airlines Pass-Through Trust, Series 2019-2, Class A, 2.90%, 11/01/29		226	210,944
United Wholesale Mortgage LLC, 5.50%, 04/15/29(a)		50	48,206
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/28(a)		929	986,869
Univision Communications, Inc.(a)
6.63%, 06/01/27		110	109,090
8.00%, 08/15/28		205	205,640
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(a)		100	101,707
Vantage Drilling International Ltd., 9.50%, 02/15/28(a)		91	91,000
Venture Global LNG, Inc., 7.00%, 01/15/30(a)		211	207,875
Verizon Communications, Inc., 1.13%, 11/03/28	GBP	100	113,250
Viking Cruises Ltd., 9.13%, 07/15/31(a)	USD	200	213,626
Wand NewCo 3, Inc., 7.63%, 01/30/32(a)		100	102,335
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)		6	5,673
Westbay, 11.00%, 02/06/30(e)		9,314	9,314,000
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)		557	541,500
Wolfspeed, Inc., 1.75%, 05/01/26(l)		140	88,200
Xerox Corp.(a)(d)
10/15/30		176	174,240
04/15/31		250	238,437
Zayo Group Holdings, Inc., 4.00%, 03/01/27(a)		188	171,238
			118,068,831
Uzbekistan — 0.0%
Navoi Mining & Metallurgical Combinat, 6.95%, 10/17/31(a)		200	198,658
Vietnam — 0.0%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(c)		191	184,418
Zambia — 0.0%
First Quantum Minerals Ltd., 9.38%, 03/01/29(a)		200	210,500
Total Corporate Bonds — 13.6% (Cost: $220,503,279)			220,959,455
Security		Par (000)	Value
Fixed Rate Loan Interests
India — 0.1%
Vedanta Hold Mauritius II Ltd., Delayed Draw Term Loan, 18.00%, 04/17/26(e)	USD	1,335	$ 1,388,233
United States — 0.6%
AMF MF Portfolio, Term Loan, 6.67%, 11/01/28(e)		2,727	2,775,730
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/09/27		307	311,919
CML ST Regis Aspen, Term Loan, 7.27%, 02/09/27(e)		6,479	6,532,566
			9,620,215
Total Fixed Rate Loan Interests — 0.7% (Cost: $10,788,625)			11,008,448
Floating Rate Loan Interests(b)
Belgium — 0.1%
Finco Utilitas BV, EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.50%), 5.88%, 09/26/30	EUR	520	562,512
United Petfood Finance BV, 2025 EUR Term Loan B, 02/26/32(q)		1,281	1,372,418
			1,934,930
Finland — 0.1%
Mehilainen Yhtiot OYJ, 08/05/23(q)		1,825	1,976,332
France — 0.4%
Banijay Entertainment S.A.S, 2025 EUR Term Loan B (2032), 01/23/32(q)		1,165	1,253,160
Cegid Group SASU, 2025 EUR Term Loan B3, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.86%, 01/31/30		1,000	1,074,541
Hestiafloor 2 SASU, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.11%, 02/27/30		588	635,792
HomeVi SASU, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.00%), 7.61%, 10/31/29		1,000	1,076,347
Obol France 2.5 SAS, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.00%), 8.06%, 12/31/28		1,000	1,026,337
Parts Europe SA, 1st Lien EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.95%, 02/03/31		1,000	1,079,440
Ramsay Generale de Sante S.A., 2025 EUR Term Loan B4, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.93%, 08/13/31		900	968,061
			7,113,678
Germany — 0.6%
Aenova Holding GmbH, 2025 EUR Repriced Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.50%, 08/22/31		1,132	1,214,173
Apleona Holding GmbH, 2024 EUR Term Loan B3, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.36%, 04/28/28		1,200	1,297,813
AVIV Group GmbH, EUR Term Loan B, 02/16/32(q)		1,147	1,238,157
IFCO Management GmbH, 2024 EUR 1st Lien Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.75%), 6.34%, 11/29/29		1,000	1,079,386
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Germany (continued)
Nidda Healthcare Holding GmbH, 2024 EUR Term Loan B2, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.54%, 02/21/30	EUR	1,439	$ 1,553,506
Schoen Klinik SE, 2025 EUR Term Loan B, 01/12/31(q)		667	714,862
Speedster Bidco GmbH, 2024 EUR Term Loan B, (6- mo. EURIBOR at 0.00% Floor + 3.75%), 6.13%, 12/10/31		660	712,944
TK Elevator Midco GmbH, EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 4.00%), 6.60%, 04/30/30		1,000	1,075,223
			8,886,064
Ireland — 0.2%
Applegreen Finance Ireland DAC, 2025 EUR Term Loan B, 01/30/32(q)		570	618,548
ION Trading Finance Ltd, 2021 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.25%), 6.61%, 04/03/28		1,000	1,059,847
Promontoria Beech Designated Activity Co., EUR Term Loan, (1-mo. EURIBOR + 3.75%), 6.60%, 05/17/27(e)		1,477	1,597,602
			3,275,997
Jersey(e) — 0.5%
Vita Global FinCo Ltd.
EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 7.00%), 9.66%, 07/06/27		4,561	4,241,459
GBP Incremental Term Loan, (1-mo. SONIA + 7.00%), 11.95%, 07/06/27	GBP	2,793	3,124,946
			7,366,405
Luxembourg — 0.4%
AI Mansart (Luxembourg) Bidco SCS, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 6.75%), 10.50%, 06/23/28(a)(e)	USD	585	595,146
INEOS Finance PLC, 2024 EUR 1st Lien Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 5.86%, 06/23/31	EUR	1,000	1,063,145
Matterhorn Telecom SA, EUR Term Loan B, 01/30/32(q)		1,000	1,080,402
Speed Midco 3 SARL, 2024 EUR Term Loan B2, (6- mo. EURIBOR at 0.00% Floor + 4.95%), 7.33%, 06/05/31(e)		2,566	2,792,050
Tackle SARL(q)
2025 EUR Add on Term Loan B3, 05/22/28		594	636,725
2025 EUR Repriced Term Loan B2, 05/22/28		656	702,209
			6,869,677
Netherlands — 0.5%
Cypher Bidco BV, EUR Term Loan, (3-mo. EURIBOR + 4.25%), 6.92%, 12/30/28(e)		1,828	1,921,912
Flora Food Management BV, 2024 GBP Term Loan B11, (6-mo. SONIA at 0.00% Floor + 5.29%), 9.99%, 01/03/28	GBP	1,388	1,795,189
Median BV, 2021 EUR Term Loan B1, (3-mo. EURIBOR at 0.00% Floor + 4.93%), 7.28%, 10/14/27	EUR	982	1,055,249
Security		Par (000)	Value
Netherlands (continued)
Peer Holding III B.V., 2025 EUR Term Loan B6B, (3- mo. EURIBOR at 0.00% Floor + 2.75%), 5.11%, 07/01/31	EUR	1,400	$ 1,506,568
Pegasus BidCo BV, 2024 EUR Term Loan B2, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.02%, 07/12/29		1,333	1,442,858
Stage Entertainment B.V., 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.54%, 06/02/29		1,000	1,083,192
			8,804,968
New Zealand — 0.1%
FNZ NZ Finco Ltd., 2024 GBP Term Loan B, (1-mo. SONIA at 0.00% Floor + 6.00%), 10.45%, 11/05/31(e)	GBP	1,000	1,233,620
Norway — 0.0%
Sector Alarm Holding AS, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.00%, 06/14/29	EUR	407	439,325
Spain — 0.3%
Aernnova Aerospace SAU, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.76%, 02/27/30		1,303	1,405,320
Cervantes Bidco SL, 2024 EUR 1st Lien Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.75%), 6.46%, 10/30/31		741	803,182
HBX Group International PLC, EUR Term Loan B, 02/18/32(e)(q)		1,011	1,090,320
PAX Holdco Spain SL, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.52%, 12/31/29		1,000	1,076,942
			4,375,764
Sweden — 0.1%
Eleda Management AB
EUR Delayed Draw Term Loan, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.36%, 04/03/31		65	70,673
EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.36%, 04/03/31		833	901,083
Quimper AB, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.43%, 03/15/30		1,009	1,091,892
			2,063,648
United Kingdom — 0.4%
Belron U.K. Finance PLC, 2024 EUR Incremental Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.53%, 10/16/31		1,325	1,429,465
CD&R Firefly Bidco PLC, 2024 GBP Term Loan B8, 04/29/29(q)	GBP	1,000	1,287,796
Froneri Lux FinCo SARL, 2024 EUR Term Loan B3, (6-mo. EURIBOR at 0.00% Floor + 2.50%), 5.10%, 09/30/31	EUR	1,000	1,075,104
Inspired Finco Holdings Ltd.(q)
2025 EUR Term Loan B6, 02/28/31		145	155,092
2025 EUR Term Loan B6 (B) (1), 02/28/31		192	205,615

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United Kingdom (continued)
Inspired Finco Holdings Ltd.(q) (continued)
2025 EUR Term Loan B6 (B) (2), 02/28/31	EUR	383	$ 411,230
Masorange Finco PLC, 2025 EUR Term Loan B, (3- mo. EURIBOR at 0.00% Floor + 2.75%), 5.22%, 03/25/31		1,000	1,069,384
			5,633,686
United States — 4.4%
Alorica, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.88%), 11.20%, 12/21/27(e)	USD	3,077	3,042,418
Altar Bidco, Inc., 2021 2nd Lien Term Loan, (12-mo. CME Term SOFR at 0.50% Floor + 5.60%), 9.75%, 02/01/30		2,548	2,406,505
Arctera U.S. Holdings LLC, 2024 Priority Term Loan, (3-mo. CME Term SOFR at 2.50% Floor + 12.50%), 16.80%, 12/09/29		612	612,218
BMC Software Inc., 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.11%, 07/30/31	EUR	1,496	1,608,243
Clarios Global LP, 2025 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.61%, 01/28/32		1,000	1,072,228
CML Hyatt Lost Pines, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 3.66%), 7.86%, 09/09/26(e)	USD	5,000	5,000,000
CML La Quinta Resort, Term Loan, (1-mo. CME Term SOFR + 2.93%), 7.26%, 12/09/26(e)		6,800	6,800,000
ConnectWise LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.06%, 09/29/28		1,206	1,203,399
Coreweave Compute Acquisition Co. II, LLC, Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 9.62%), 13.93%, 07/31/28(e)		6,131	6,084,596
Coreweave Compute Acquisition Co. III LLC, 2024 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 10.30%, 05/16/29(e)		572	568,454
CPPIB OVM Member US LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 08/20/31		532	528,333
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 9.00%, 04/15/27		576	540,690
CVR CHC LP, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 12/30/27		1,844	1,844,377
Directv Financing LLC, 2025 Term Loan B, 02/15/31(q)		2,247	2,138,874
ECL Entertainment LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 08/31/30		3,438	3,428,503
EIS Group Ltd.(e)
Revolver, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.32%, 07/10/28		373	358,920
Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.32%, 07/10/28		3,734	3,589,203
Emerald Electronics Manufacturing Services, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.35%), 10.67%, 12/29/27(e)		1,093	809,079
Galaxy Universal LLC, 1st Lien Term Loan, (6-mo. CME Term SOFR at 1.00% Floor + 6.50%), 10.94%, 11/12/26(e)		12,892	12,891,545
Security		Par (000)	Value
United States (continued)
GoTo Group, Inc.
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.90%), 9.19%, 04/28/28	USD	156	$ 144,595
2024 Second Out Term Loan, (3-mo. CME Term SOFR + 4.90%), 9.19%, 04/28/28		428	197,104
Hydrofarm Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.61%), 9.94%, 10/25/28(e)		1,843	1,474,401
Maverick Gaming LLC
2024 PIK Term Loan, (3-mo. CME Term SOFR + 7.50%), 11.81%, 06/03/28		517	464,845
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 11.81%, 06/03/28		907	549,521
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 11.39%, 11/01/29		1,052	526,000
Montage Hotels & Resorts LLC(e)
Revolver, (3-mo. CME Term SOFR + 6.00%), 10.29%, 02/16/29		201	198,867
Term Loan, (3-mo. CME Term SOFR + 6.00%), 10.29%, 02/16/29		1,242	1,231,134
NGP XI Midstream Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 07/25/31(e)		801	796,987
Nielsen Consumer, Inc., 2025 EUR Term Loan, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 5.86%, 03/06/28	EUR	998	1,070,054
Pitney Bowes, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.07%, 03/19/32	USD	590	583,115
Polaris Newco LLC, EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 6.11%, 06/02/28	EUR	997	1,007,950
Redstone Holdco 2 LP
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.01%), 12.30%, 04/27/29	USD	620	228,625
2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 9.30%, 04/27/28		1,981	1,049,536
Solaris Energy Infrastructure LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.30%, 09/11/29(e)		6,203	6,203,000
Verifone Systems, Inc., 08/20/25(e)(q)		1,159	1,040,697
X Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.65%), 10.95%, 10/26/29		175	173,408
Xerox Corp., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.28%, 11/17/29		5	5,161
			71,472,585
Total Floating Rate Loan Interests — 8.1% (Cost: $135,479,644)			131,446,679
Foreign Agency Obligations
Bahrain — 0.0%
Bahrain Government International Bond, 5.45%, 09/16/32(c)		257	238,769
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Brazil — 0.0%
Brazilian Government International Bond, 7.13%, 05/13/54	USD	210	$ 200,970
Chile — 0.0%
Chile Government International Bond
3.75%, 01/14/32	EUR	111	119,784
4.34%, 03/07/42	USD	278	238,941
			358,725
Colombia — 0.0%
Colombia Government International Bond
8.00%, 04/20/33		224	231,224
7.75%, 11/07/36		243	237,897
			469,121
Costa Rica — 0.0%
Costa Rica Government International Bond, 7.30%, 11/13/54(a)		210	216,943
Dominican Republic — 0.1%
Dominican Republic International Bond
5.95%, 01/25/27(c)		278	279,390
4.50%, 01/30/30(a)		420	392,910
7.05%, 02/03/31(a)		272	281,248
6.95%, 03/15/37(a)		233	235,330
			1,188,878
Egypt — 0.0%
Egypt Government International Bond
5.63%, 04/16/30(c)	EUR	214	195,749
7.63%, 05/29/32(c)	USD	219	188,482
8.50%, 01/31/47(a)		200	151,068
			535,299
Gabon — 0.0%
Gabon Government International Bond, Series 4Y, 9.50%, 02/18/29(c)		248	225,526
Guatemala(a) — 0.0%
Guatemala Government Bond
7.05%, 10/04/32		210	220,959
6.60%, 06/13/36		230	231,610
			452,569
Hungary — 0.1%
Hungary Government International Bond
5.50%, 03/26/36(a)		200	191,112
Series 10Y, 5.38%, 09/12/33(c)	EUR	194	218,490
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(c)		254	294,744
			704,346
Indonesia — 0.0%
Indonesia Government International Bond, 3.88%, 01/15/33		212	226,084
Ireland — 0.3%
Ireland Government Bond, 2.60%, 10/18/34(c)		3,650	3,818,139
Ivory Coast — 0.1%
Ivory Coast Government International Bond
6.38%, 03/03/28(c)	USD	309	309,485
5.88%, 10/17/31(c)	EUR	251	254,104
04/01/36(a)(d)	USD	200	191,000
			754,589
Security		Par (000)	Value
Jordan — 0.0%
Jordan Government International Bond, 4.95%, 07/07/25(c)	USD	200	$ 198,876
Kenya — 0.0%
Republic of Kenya Government International Bond, 9.75%, 02/16/31(a)		249	242,775
Mexico — 0.0%
Mexico Government International Bond
6.35%, 02/09/35		313	313,470
6.34%, 05/04/53		200	182,000
			495,470
Mongolia — 0.0%
City of Ulaanbaatar Mongolia, 7.75%, 08/21/27(c)		200	200,750
Montenegro — 0.0%
Montenegro Government International Bond, 2.88%, 12/16/27(c)	EUR	186	193,479
Morocco(a) — 0.0%
Morocco Government International Bond
5.95%, 03/08/28	USD	200	202,792
04/02/35(d)	EUR	200	214,206
			416,998
Nigeria — 0.1%
Nigeria Government International Bond
8.38%, 03/24/29(a)	USD	353	341,086
10.38%, 12/09/34(a)		200	200,550
7.63%, 11/28/47(c)		244	183,347
			724,983
Oman — 0.0%
Oman Government International Bond, 6.75%, 01/17/48(c)		227	234,661
Panama — 0.1%
Panama Government International Bond
7.50%, 03/01/31		352	365,024
6.40%, 02/14/35		374	351,513
			716,537
Paraguay — 0.0%
Paraguay Government International Bond, 2.74%, 01/29/33(c)		395	326,009
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(c)		206	205,279
Peruvian Government International Bond
2.78%, 01/23/31		152	133,646
1.86%, 12/01/32		142	110,689
			449,614
Poland — 0.0%
Republic of Poland Government International Bond
4.88%, 10/04/33		48	47,127
5.50%, 04/04/53		149	139,764
			186,891
Republic of North Macedonia — 0.0%
North Macedonia Government International Bond, 6.96%, 03/13/27(c)	EUR	187	210,706
Romania — 0.1%
Romanian Government International Bond
5.25%, 11/25/27(a)	USD	46	45,816
2.12%, 07/16/31(c)	EUR	224	197,159

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Romania (continued)
Romanian Government International Bond (continued)
07/11/32(a)(d)	EUR	223	$ 239,321
6.25%, 09/10/34(a)		215	230,387
			712,683
Saudi Arabia — 0.1%
Saudi Government International Bond, 5.00%, 01/18/53(a)	USD	658	561,590
Serbia — 0.0%
Serbia International Bond
6.50%, 09/26/33(c)		200	205,626
6.00%, 06/12/34(a)		236	233,494
			439,120
South Africa — 0.0%
Republic of South Africa Government International Bond, 5.75%, 09/30/49		475	348,650
Spain — 0.5%
Spain Government Bond, 3.15%, 04/30/35(a)(c)	EUR	7,030	7,469,714
Trinidad And Tobago — 0.0%
Trinidad & Tobago Government International Bond, 6.40%, 06/26/34(a)	USD	284	277,894
Turkey — 0.0%
Turkiye Government International Bond, Series 7Y, 7.13%, 02/12/32		226	222,158
Ukraine(a)(n) — 0.0%
Ukraine Government International Bond
4.50%, 02/01/29		75	48,557
3.00%, 02/01/30		7	3,495
3.00%, 02/01/34		26	10,052
4.50%, 02/01/34		50	26,600
3.00%, 02/01/35		22	11,904
3.00%, 02/01/36		18	9,875
			110,483
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.25%, 09/10/60		216	196,992
Uruguay Government International Bond, 5.75%, 10/28/34		272	283,758
			480,750
Uzbekistan — 0.0%
Republic of Uzbekistan International Bond, 5.38%, 05/29/27(a)	EUR	221	241,507
Total Foreign Agency Obligations — 1.5% (Cost: $24,885,527)			24,852,256

	Shares
Investment Companies
United States — 3.1%
iShares JP Morgan USD Emerging Markets Bond ETF(r)	71,155	6,445,931
iShares MSCI Brazil ETF(r)	13,963	360,944
KraneShares CSI China Internet ETF	50,850	1,775,173
SPDR Gold Shares(f)(h)(i)	113,864	32,808,773
SPDR S&P Biotech ETF	45,000	3,649,500
Security	Shares	Value
United States (continued)
SPDR S&P Homebuilders ETF	8,193	$ 793,902
SPDR S&P Regional Banking ETF	11,022	626,601
VanEck JPMorgan EM Local Currency Bond ETF	87,582	2,089,707
VanEck Semiconductor ETF(f)	5,362	1,133,902
Total Investment Companies — 3.1% (Cost: $46,731,499)		49,684,433

		Par (000)
Municipal Bonds
Arizona — 0.0%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(a)	USD	315	325,028
Puerto Rico — 0.1%
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(b)(f)(m)		4,584	2,452,179
Texas — 0.1%
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(a)		885	909,347
Total Municipal Bonds — 0.2% (Cost: $3,328,035)			3,686,554
Non-Agency Mortgage-Backed Securities
United States — 4.2%
Ajax Mortgage Loan Trust(a)
Series 2020-C, Class C, 0.00%, 09/27/60		9	297
Series 2020-C, Class RW, 0.00%, 09/25/60(e)		13	13,121
Series 2020-D, Class RW, 0.00%, 09/25/60(e)		19	19,318
Series 2021-E, Class B3, 3.81%, 12/25/60(b)		949	320,958
Series 2021-E, Class SA, 0.00%, 12/25/60(b)		6	2,813
Series 2021-E, Class XS, 0.00%, 12/25/60(b)		12,206	449,233
BFLD Trust, Series 2021-EYP, Class E, (1 mo. Term SOFR + 3.81%), 8.13%, 10/15/35(a)(b)		790	11,779
BX Commercial Mortgage Trust(a)(b)
Series 2020-VIV3, Class B, 3.54%, 03/09/44		1,600	1,474,039
Series 2021-MFM1, Class G, (1 mo. Term SOFR + 4.01%), 8.33%, 01/15/34		1,246	1,227,577
BX Trust, Series 2021-VIEW, Class E, (1 mo. Term SOFR + 3.71%), 8.03%, 06/15/36(a)(b)		614	605,659
Commercial Mortgage Trust(b)
Series 2015-CR25, Class C, 4.52%, 08/10/48		2,000	1,944,155
Series 2019-GC44, Class 180B, 3.40%, 08/15/57(a)		1,900	1,665,726
CSMC(a)(b)
Series 2020-FACT, Class E, (1 mo. Term SOFR + 5.48%), 9.80%, 10/15/37		730	669,857
Series 2020-FACT, Class F, (1 mo. Term SOFR + 6.77%), 11.09%, 10/15/37		1,700	1,416,025
Series 2020-NET, Class D, 3.72%, 08/15/37		1,275	1,243,398
Series 2021-BHAR, Class E, (1 mo. Term SOFR + 3.61%), 7.93%, 11/15/38		1,500	1,481,449
Series 2022-LION, Class A, (1 mo. Term SOFR + 3.44%), 7.76%, 02/15/27(e)		3,400	3,355,840
Deephaven Residential Mortgage Trust, Series 2021-1, Class B2, 3.96%, 05/25/65(a)(b)		1,550	1,349,181
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
FREMF Trust, Series 2018-W5FX, Class CFX, 3.42%, 04/25/28(a)(b)	USD	437	$ 398,232
GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, (1 mo. Term SOFR + 3.66%), 7.98%, 10/15/36(a)(b)		1,540	1,503,696
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class B1, 4.00%, 10/25/55(a)(b)		3,602	3,216,536
JP Morgan Mortgage Trust(a)(b)
Series 2021-1, Class A3X, 0.50%, 06/25/51		45,349	1,277,198
Series 2021-1, Class AX1, 0.12%, 06/25/51		184,025	1,170,566
Series 2021-1, Class AX4, 0.40%, 06/25/51		11,751	287,820
Series 2021-1, Class B4, 3.02%, 06/25/51		776	632,945
Series 2021-1, Class B5, 3.02%, 06/25/51		931	700,898
Series 2021-1, Class B6, 2.22%, 06/25/51		1,534	676,096
Series 2021-4, Class B4, 2.90%, 08/25/51		1,158	909,613
Series 2021-4, Class B5, 2.90%, 08/25/51		869	636,253
Series 2021-4, Class B6, 2.90%, 08/25/51		2,177	905,980
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class M2, (1 mo. Term SOFR + 0.71%), 5.03%, 06/25/37(a)(b)		2,735	2,325,486
MCM Trust(e)
0.00%, 09/25/31		3,608	2,297,350
2.50%, 01/01/59		2,835	2,724,670
New Residential Mortgage Loan Trust(a)(b)
Series 2019-RPL2, Class B3, 3.99%, 02/25/59		9,329	7,139,690
Series 2021-NQ1R, Class B1, 3.53%, 07/25/55		1,370	1,147,996
Series 2021-NQ1R, Class B2, 4.33%, 07/25/55		1,022	879,397
Seasoned Credit Risk Transfer Trust, Series 2020-3, Class BXS, 5.52%, 05/25/60(a)(b)		7,563	3,915,850
Seasoned Loans Structured Transaction Trust(a)(b)
Series 2020-2, Class M1, 4.75%, 09/25/60		2,495	2,468,165
Series 2020-3, Class M1, 4.75%, 04/26/60		3,478	3,435,231
Starwood Mortgage Residential Trust, Series 2020- INV, Class B2, 4.26%, 11/25/55(a)		1,225	993,780
TVC DSCR(e)
Series 21-1, 0.00%, 02/01/51		1,323	1,139,441
Series 21-1, Class A, 0.00%, 02/01/51		2,839	2,604,690
Verus Securitization Trust(a)(b)
Series 2020-5, Class B1, 3.71%, 05/25/65		2,400	2,241,599
Series 2020-5, Class B2, 4.71%, 05/25/65		1,400	1,312,537
Series 2021-R2, Class B1, 3.25%, 02/25/64		2,735	2,096,872
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA6, Class 1A, (12-mo. MTA + 0.81%), 5.45%, 07/25/47(b)		989	824,190
Wells Fargo Commercial Mortgage Trust, Series 2019- C50, Class XA, 1.39%, 05/15/52(b)		22,035	939,791
Total Non-Agency Mortgage-Backed Securities — 4.2% (Cost: $73,286,267)			68,052,993
Preferred Securities
Capital Trusts — 0.2%(b)
France(c)(p) — 0.0%
Electricite de France SA
3.38%	EUR	200	199,082
5.13%		200	217,882
5.63%		200	219,236
7.38%	GBP	200	259,771
			895,971
Security		Par (000)	Value
Indonesia — 0.0%
Bank Negara Indonesia Persero Tbk PT, 4.30%(c)(p)	USD	200	$ 189,000
Japan — 0.0%
Rakuten Group, Inc., 8.13%(a)(p)		300	296,239
United Kingdom — 0.1%
British Telecommunications PLC, 4.88%, 11/23/81(a)		369	337,428
Centrica PLC, 6.50%, 05/21/55(c)	GBP	494	642,558
			979,986
United States — 0.1%
PG&E Corp., 7.38%, 03/15/55	USD	100	98,285
Venture Global LNG, Inc., 9.00%(a)(p)		953	904,387
			1,002,672
			3,363,868

	Shares
Preferred Stocks — 4.5%
China — 0.6%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $4,390,747)(e)(f)(g)	40,071	8,668,159
Finland — 0.1%
Aiven, Series D(e)(f)	37,890	1,793,333
Germany — 0.0%
Volocopter GmbH, Series D, (Acquired 03/03/21, Cost: $4,145,649)(e)(f)(g)	780	—
Israel(e)(f)(g) — 0.0%
Deep Instinct Ltd.
Series D-2, (Acquired 03/19/21, Cost: $2,130,236)	350,490	28,039
Series D-4, (Acquired 09/20/22, Cost: $2,188,898)	310,467	27,942
		55,981
United Kingdom — 0.1%
10X Future Technologies Service Ltd., Series D, (Acquired 12/19/23, Cost: $3,926,032)(e)(f)(g)	114,500	1,783,738
United States — 3.7%
Breeze Aviation Group, Inc., Series B, (Acquired 07/30/21, Cost: $1,800,187)(e)(f)(g)	3,333	454,155
Bright Machines, Inc.(e)(f)
Series C	472,899	1,380,865
Series C-1	985,059	1,832,210
Cap Hill Brands(e)(f)	1,185,824	94,866
Caresyntax, Inc.(e)(f)
Series C-2	13,600	35,632
Series C-3	1,759	4,609
Clarify Health(e)(f)	345,315	2,469,002
CW Opportunity 2 LP, Series C, 10.00%, 03/25/49(e)	1,579,000	1,863,220
Databricks, Inc., Series G, (Acquired 02/01/21, Cost: $2,392,693)(e)(g)	40,470	3,743,475
Davidson Homes, Inc., 12.00%(e)(f)(p)	7,345	7,382,606
Dream Finders Homes, Inc., Series A(e)(p)	10,172	10,044,850
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $1,482,935)(e)(f)(g)	253,147	1,164
FLYR, Inc., Series D-2(e)(f)	421,209	2,708,374
GM Cruise Holdings LLC, Class GClass G, (Acquired 03/25/21, Cost: $1,886,159)(e)(f)(g)	71,581	71,581
HawkEye 360, Inc., Series D1(e)(f)	406,081	5,039,465
Insight M, Inc., Series D(e)(f)	1,942,003	417,919

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Jumpcloud, Inc.(e)(g)
Series E-1, (Acquired 10/30/20, Cost: $2,052,443)	1,125,428	$ 2,577,230
Series F, (Acquired 09/03/21, Cost: $443,302)(f)	74,023	169,513
Lessen Holdings, Inc., Series C(e)(f)	514,906	1,518,973
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $1,353,207)(e)(f)(g)	58,924	843,202
Noodle Partners, Inc., Series C, (Acquired 08/26/21, Cost: $1,751,669)(e)(f)(g)	196,272	284,594
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $945,402)(e)(f)(g)	36,048	1,348,556
RapidSOS, Inc., Series C-1(e)(f)	1,707,127	1,570,557
Relativity Space, Inc., Series E, (Acquired 05/27/21, Cost: $814,688)(e)(f)(g)	35,677	357
SambaNova Systems, Inc., Series D, (Acquired 04/09/21, Cost: $1,250,247)(e)(f)(g)	13,158	712,374
SCI PH Parent, Inc., Series A, (Acquired 02/10/23, Cost: $1,183,000), 12/31/79(e)(f)(g)	1,183	1,171,525
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $678,934)(e)(f)(g)	45,203	405,019
Ursa Major Technologies, Inc.(e)(f)(g)
Series C, (Acquired 09/13/21, Cost: $1,732,297)	290,420	662,158
Series D, (Acquired 10/14/22, Cost: $235,803)	35,579	85,034
Verge Genomics, Inc.(e)(f)(g)
Series B-1, (Acquired 11/05/21, Cost: $1,626,608)	305,363	1,978,752
Series C, (Acquired 09/06/23, Cost: $259,904)	36,142	260,584
Veritas Kapital Assurance PLC(f)
Series G	8,987	206,701
Series G-1	6,217	142,991
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $4,906,958), 12.00%, 10/07/32(e)(f)(g)	1,681,498	8,895,124
		60,377,237
		72,678,448
Total Preferred Securities — 4.7% (Cost: $96,959,436)		76,042,316

		Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac Multifamily Structured Pass Through Certificates, Series KL06, Class XFX, 1.36%, 12/25/29(b)	USD	18,164	754,096
Mortgage-Backed Securities(s) — 15.5%
Uniform Mortgage-Backed Securities
3.00%, 04/15/55		9,557	8,281,744
3.50%, 04/15/55		74,731	67,392,535
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
4.50%, 04/15/55 - 05/13/55	USD	172,252	$ 164,690,799
5.50%, 04/15/55		11,500	11,484,713
			251,849,791
Total U.S. Government Sponsored Agency Securities — 15.5% (Cost: $253,299,019)			252,603,887

	Shares
Warrants
Brazil — 0.0%
Lavoro Ltd., (Issued 12/27/22, Exercisable 12/27/23, 1 Share for 1 Warrant, Expires 12/27/27, Strike Price USD 11.50)(f)	25,681	1,980
Israel — 0.0%
Deep Instinct Ltd., Series D, (Acquired 09/20/22, Cost: $0), (Exercisable 09/20/22, 1 Share for 1 Warrant, Expires 09/20/32, Strike Price USD 0.01)(e)(f)(g)	21,889	219
United Kingdom — 0.0%
10X Future Technologies Service Ltd., (Acquired 12/19/23, Cost: $0), (Issued 12/19/23, Expires 11/17/30, Strike Price GBP 0.01)(e)(f)(g)	137,950	124,738
United States(f) — 0.3%
Crown PropTech Acquisitions, (Issued 02/05/21, 1 Share for 1 Warrant, Expires 02/01/26, Strike Price USD 11.50)(e)	74,120	19,227
Crown PropTech Acquisitions, (Issued/Exercisable 01/25/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)(e)	44,352	—
Davidson Homes, Inc., Class A, (Issued 05/16/24, Expires 05/16/34, Strike Price USD 8.47)(e)	50,977	296,686
EVgo, Inc., (Issued/Exercisable 11/10/20, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)	40,220	8,092
Flagstar Financial, Inc., (Acquired 03/07/24, Cost: $0), (Issued/Exercisable 03/11/24, 1,000 Shares for 1 Warrant, Expires 03/11/31, Strike Price USD 2.50)(g)	550	1,245,420
FLYR, Inc. Warrants, (Issued/Exercisable 05/10/22, 1 Share for 1 Warrant, Expires 05/10/32, Strike Price USD 3.95)(e)	5,990	28,932
HawkEye 360, Inc., (Issued 07/07/23, 1 Share for 1 Warrant, Expires 07/07/33, Strike Price USD(e)	173,677	1,347,733
HawkEye 360, Inc., (Issued 07/07/23, 1 Share for 1 Warrant, Expires 07/07/33, Strike Price USD 11.17)(e)	19,736	88,615
Hippo Holdings, Inc., (Issued/Exercisable 01/04/21, 0.04 Shares for 1 Warrant, Expires 08/02/26, Strike Price USD 287.50)	11,689	123
Insight M, Inc., (Issued 01/31/24, Expires 12/31/49, Strike Price USD 0.34)(e)	2,012,253	103,631
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Latch, Inc., (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)(e)	10,196	$ —
Lightning eMotors, Inc., (Issued/Exercisable 05/13/20, 1 Share for 1 Warrant, Expires 05/18/25, Strike Price USD 11.50)	82,174	—
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	60,706	607
Palladyne AI Corp., (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)	68,671	19,228
RapidSOS, Inc., (Issued 12/13/23, Expires 12/13/33, Strike Price USD 0.01)(e)	946,544	861,355
Sarcos Technology & Robotics Corp., (Issued 01/15/21, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 69.00)	25,291	7,082
Sonder Holdings, Inc., (Expires 12/30/29, Strike Price USD 0.01)(e)	26,165	52,068
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $0), (Exercisable 10/14/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01)(e)(g)	207,248	899,456
Volato Group, Inc., (Acquired 12/03/23, Cost: $48,765), (Issued 12/04/23, Expires 12/03/28, Strike Price USD 11.50)(g)	48,765	1,712
		4,979,967
Total Warrants — 0.3% (Cost: $614,237)		5,106,904
Total Long-Term Investments — 111.9% (Cost: $1,680,349,355)		1,820,530,353
Short-Term Securities
Money Market Funds — 2.4%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(r)(t)	39,153,924	39,153,924

		Par (000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes, 3.50%, 09/15/25(h)(i)	USD	3,444	3,433,364
Total Short-Term Securities — 2.6% (Cost: $42,586,978)			42,587,288
Options Purchased — 0.3% (Cost: $3,549,397)			5,232,035
Total Investments Before TBA Sale Commitments and Options Written — 114.8% (Cost: $1,726,485,730)			1,868,349,676
Security		Par (000)	Value
TBA Sale Commitments
United States — (5.0)%
Uniform Mortgage-Backed Securities, 4.50%, 04/15/55(s)	USD	(86,126)	$ (82,376,713)
Total TBA Sale Commitments — (5.0)% (Proceeds: $(82,194,306))			(82,376,713)
Options Written — (0.2)% (Premiums Received: $(2,216,688))			(3,421,541)
Total Investments, Net of TBA Sale Commitments and Options Written — 109.6% (Cost: $1,642,074,736)			1,782,551,422
Liabilities in Excess of Other Assets — (9.6)%			(155,937,215)
Net Assets — 100.0%			$ 1,626,614,207

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	When-issued security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $67,629,308, representing 4.2% of its net assets as of period end, and an original cost of $76,334,786.

(h)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)	All or a portion of the security is held by a wholly-owned subsidiary.
(j)	Investment does not issue shares.
(k)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)	Convertible security.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(o)	Zero-coupon bond.
(p)	Perpetual security with no stated maturity date.
(q)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)	Affiliate of the Trust.
(s)	Represents or includes a TBA transaction.
(t)	Annualized 7-day yield as of period end.

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 14,674,337	$ 24,479,587 (a)	$ —	$ —	$ —	$ 39,153,924	39,153,924	$ 402,783	$ —
iShares Biotechnology ETF(b)	1,824,498	—	(1,832,356)	(142,209)	150,067	—	—	1,672	—
iShares iBoxx $ High Yield Corporate Bond ETF(b)	2,217,537	—	(2,247,079)	17,277	12,265	—	—	10,154	—
iShares JP Morgan USD Emerging Markets Bond ETF	6,335,641	—	—	—	110,290	6,445,931	71,155	58,809	—
iShares MSCI Brazil ETF	314,307	—	—	—	46,637	360,944	13,963	—	—
				$ (124,932)	$ 319,259	$ 45,960,799		$ 473,418	$ —

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index	88	04/24/25	$ 4,097	$ (72,112)
Euro BOBL	450	06/06/25	57,315	(326,976)
Euro Bund	157	06/06/25	21,871	(390,658)
Euro-Schatz	66	06/06/25	7,633	1,727
Nikkei 225 Index	41	06/12/25	9,857	(191,223)
10-Year Australian Treasury Bonds	136	06/16/25	9,574	56,741
U.S. Long Bond	191	06/18/25	22,484	345,922
Ultra U.S. Treasury Bond	124	06/18/25	15,240	78,077
E-mini Russell 2000 Index	9	06/20/25	912	(15,331)
Euro Stoxx Banks Index	212	06/20/25	2,096	(71,523)
Long Gilt	23	06/26/25	2,724	(34,336)
5-Year U.S. Treasury Note	2,402	06/30/25	260,073	1,792,130
				1,172,438
Short Contracts
30-Year Euro Buxl Bond	20	06/06/25	2,579	150,932
Euro BTP	121	06/06/25	15,376	270,728
Euro OAT	14	06/06/25	1,857	33,465
10-Year Japanese Government Treasury Bonds	16	06/13/25	14,764	(57,640)
10-Year U.S. Treasury Note	437	06/18/25	48,691	(504,908)
10-Year U.S. Ultra Long Treasury Note	1,323	06/18/25	151,380	(2,510,212)
Euro Stoxx 50 Index	130	06/20/25	7,335	283,898
NASDAQ 100 E-Mini Index	78	06/20/25	30,326	609,147
S&P 500 E-Mini Index	522	06/20/25	147,550	1,104,580
2-Year U.S. Treasury Note	1,549	06/30/25	321,018	(824,498)
3-Month SOFR	105	03/17/26	25,302	(81,624)
				(1,526,132)
				$ (353,694)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	199,974	USD	216,076	UBS AG	04/16/25	$ 317
EUR	367,305	USD	397,653	Barclays Bank PLC	06/18/25	1,230
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	406,444	USD	428,645	Toronto-Dominion Bank	06/18/25	$ 12,741
GBP	261,451	USD	337,493	Barclays Bank PLC	06/18/25	212
GBP	337,019	USD	435,060	Societe Generale	06/18/25	252
GBP	133,486	USD	172,070	UBS AG	06/18/25	348
INR	74,786,626	USD	852,584	BNP Paribas SA	06/18/25	17,508
JPY	359,069,200	USD	2,411,325	JPMorgan Chase Bank N.A.	06/18/25	3,280
JPY	28,818,922	USD	193,362	Societe Generale	06/18/25	435
JPY	701,638,661	USD	4,689,364	State Street Bank and Trust Co.	06/18/25	28,891
USD	1,063,604	AUD	1,683,284	Deutsche Bank AG	06/18/25	11,138
USD	6,320,808	AUD	10,003,453	Deutsche Bank AG	06/18/25	66,191
USD	11,223,648	CAD	16,060,850	HSBC Bank PLC	06/18/25	20,227
USD	1,949,570	CHF	1,701,456	Citibank N.A.	06/18/25	8,780
USD	4,104,078	CNH	29,508,110	State Street Bank and Trust Co.	06/18/25	21,562
USD	3,646,534	CNY	26,069,071	Barclays Bank PLC	06/18/25	13,373
USD	13,032,493	DKK	88,604,526	Deutsche Bank AG	06/18/25	126,069
USD	1,120,669	EUR	1,030,389	Deutsche Bank AG	06/18/25	1,696
USD	1,206,392	EUR	1,103,050	Deutsche Bank AG	06/18/25	8,510
USD	1,227,323	EUR	1,126,815	Deutsche Bank AG	06/18/25	3,634
USD	2,489,563	EUR	2,279,332	Deutsche Bank AG	06/18/25	14,273
USD	11,296,714	EUR	10,397,584	Deutsche Bank AG	06/18/25	5,231
USD	46,530,746	EUR	42,437,559	Deutsche Bank AG	06/18/25	444,755
USD	1,087,995	EUR	1,000,000	State Street Bank and Trust Co.	06/18/25	2,023
USD	183,676,675	EUR	167,550,294	The Bank of New York Mellon	06/18/25	1,721,783
USD	749,763	GBP	578,073	Toronto-Dominion Bank	06/18/25	3,091
USD	292,969	GBP	226,402	UBS AG	06/18/25	535
USD	8,549,615	GBP	6,593,745	UBS AG	06/18/25	32,765
USD	72,686,923	GBP	56,056,609	UBS AG	06/18/25	281,075
USD	362,502	HKD	2,811,642	HSBC Bank PLC	06/18/25	530
USD	18,024,051	HKD	139,797,240	JPMorgan Chase Bank N.A.	06/18/25	26,484
USD	996,529	IDR	16,463,256,805	Barclays Bank PLC	06/18/25	11,884
USD	324,474	JPY	48,155,036	JPMorgan Chase Bank N.A.	06/18/25	649
USD	265,991	JPY	39,008,735	State Street Bank and Trust Co.	06/18/25	3,672
USD	3,118,348	JPY	457,231,484	State Street Bank and Trust Co.	06/18/25	43,639
USD	304,021	JPY	44,262,734	Toronto-Dominion Bank	06/18/25	6,371
USD	3,192,832	MXN	65,689,964	Citibank N.A.	06/18/25	15,559
USD	417,672	SEK	4,178,345	Toronto-Dominion Bank	06/18/25	93
USD	730,152	SEK	7,304,357	Toronto-Dominion Bank	06/18/25	163
USD	13,234,398	TWD	434,300,000	HSBC Bank PLC	06/18/25	105,024
ZAR	33,715,234	USD	1,826,813	State Street Bank and Trust Co.	06/18/25	692
						3,066,685
USD	115,044	EUR	110,624	Barclays Bank PLC	04/16/25	(4,662)
USD	222,390	EUR	215,000	Barclays Bank PLC	04/16/25	(10,263)
USD	175,704	EUR	171,331	Deutsche Bank AG	04/16/25	(9,694)
USD	178,133	EUR	173,701	Deutsche Bank AG	04/16/25	(9,830)
USD	204,050	EUR	198,973	Deutsche Bank AG	04/16/25	(11,260)
USD	205,044	EUR	199,940	Deutsche Bank AG	04/16/25	(11,313)
USD	218,950	EUR	211,398	Deutsche Bank AG	04/16/25	(9,805)
USD	226,637	EUR	221,000	Deutsche Bank AG	04/16/25	(12,509)
USD	260,270	EUR	253,794	Deutsche Bank AG	04/16/25	(14,362)
USD	392,317	EUR	382,556	Deutsche Bank AG	04/16/25	(21,649)
USD	428,457	EUR	417,796	Deutsche Bank AG	04/16/25	(23,644)
USD	507,341	EUR	494,718	Deutsche Bank AG	04/16/25	(27,997)
USD	1,562,433	EUR	1,523,558	Deutsche Bank AG	04/16/25	(86,220)
USD	214,575	EUR	198,552	Standard Chartered Bank	04/16/25	(279)
USD	240,289	EUR	222,336	Toronto-Dominion Bank	04/16/25	(301)
CAD	3,563,055	USD	2,499,247	Standard Chartered Bank	06/18/25	(13,799)
CAD	5,498,897	USD	3,842,771	The Bank of New York Mellon	06/18/25	(6,955)
CHF	1,285,342	USD	1,472,741	JPMorgan Chase Bank N.A.	06/18/25	(6,597)
DKK	6,838,535	USD	1,005,753	Citibank N.A.	06/18/25	(9,629)
EUR	2,960,168	USD	3,241,798	JPMorgan Chase Bank N.A.	06/18/25	(27,139)
EUR	1,591,335	USD	1,747,739	Morgan Stanley & Co. International PLC	06/18/25	(19,594)

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,471,094	USD	4,888,285	Standard Chartered Bank	06/18/25	$ (32,804)
EUR	299,356	USD	328,485	State Street Bank and Trust Co.	06/18/25	(3,394)
EUR	500,639	USD	543,921	State Street Bank and Trust Co.	06/18/25	(241)
EUR	16,989,301	USD	18,627,270	State Street Bank and Trust Co.	06/18/25	(177,369)
EUR	597,777	USD	651,085	UBS AG	06/18/25	(1,916)
EUR	1,908,079	USD	2,090,901	UBS AG	06/18/25	(18,782)
GBP	805,238	USD	1,043,912	HSBC Bank PLC	06/18/25	(3,822)
GBP	160,315	USD	207,528	Societe Generale	06/18/25	(456)
GBP	327,989	USD	424,163	Societe Generale	06/18/25	(515)
GBP	202,926	USD	262,591	The Bank of New York Mellon	06/18/25	(481)
GBP	1,190,119	USD	1,537,562	The Bank of New York Mellon	06/18/25	(339)
GBP	4,533,864	USD	5,878,431	The Bank of New York Mellon	06/18/25	(22,239)
GBP	357,383	USD	464,006	UBS AG	06/18/25	(2,390)
HKD	6,841,442	USD	881,261	HSBC Bank PLC	06/18/25	(490)
JPY	358,113,061	USD	2,415,974	BNP Paribas SA	06/18/25	(7,799)
JPY	478,251,811	USD	3,244,783	Morgan Stanley & Co. International PLC	06/18/25	(28,720)
JPY	478,910,502	USD	3,244,783	Morgan Stanley & Co. International PLC	06/18/25	(24,291)
JPY	29,269,207	USD	198,047	Societe Generale	06/18/25	(1,222)
JPY	43,933,175	USD	298,578	Societe Generale	06/18/25	(3,144)
JPY	358,718,744	USD	2,429,427	State Street Bank and Trust Co.	06/18/25	(17,179)
JPY	32,676,807	USD	223,288	Toronto-Dominion Bank	06/18/25	(3,549)
JPY	31,352,685	USD	215,170	UBS AG	06/18/25	(4,335)
JPY	1,056,810,516	USD	7,207,127	UBS AG	06/18/25	(100,475)
MXN	2,521,650	USD	123,323	JPMorgan Chase Bank N.A.	06/18/25	(1,356)
MXN	25,043,804	USD	1,224,758	JPMorgan Chase Bank N.A.	06/18/25	(13,447)
USD	1,118,635	BRL	6,606,996	Citibank N.A.	06/18/25	(20,513)
USD	450,190	EUR	415,194	Deutsche Bank AG	06/18/25	(698)
USD	471,127	EUR	444,605	Deutsche Bank AG	06/18/25	(11,701)
USD	3,039,600	EUR	2,806,811	Deutsche Bank AG	06/18/25	(8,518)
USD	2,181,923	GBP	1,693,624	UBS AG	06/18/25	(5,656)
USD	256,967	JPY	38,245,944	State Street Bank and Trust Co.	06/18/25	(223)
USD	177,252	NOK	1,881,150	Barclays Bank PLC	06/18/25	(1,549)
USD	2,045,114	ZAR	37,736,964	State Street Bank and Trust Co.	06/18/25	(385)
						(857,499)
						$ 2,209,186
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR Gold Shares(a)	1,048	04/11/25	USD	275.00	USD	30,197	$ 1,461,960
Alaska Air Group, Inc.	48	04/17/25	USD	77.50	USD	236	1,560
Alphabet, Inc., Class C	95	04/17/25	USD	220.00	USD	1,484	143
Bank of America Corp.	525	04/17/25	USD	48.00	USD	2,191	2,887
Citigroup, Inc.	341	04/17/25	USD	85.00	USD	2,421	1,364
Delta Air Lines, Inc.	48	04/17/25	USD	77.50	USD	209	144
Duke Energy Corp.	57	04/17/25	USD	115.00	USD	695	39,330
Eli Lilly & Co.	5	04/17/25	USD	930.00	USD	413	593
JPMorgan Chase & Co.	95	04/17/25	USD	290.00	USD	2,330	475
KraneShares CSI China Internet ETF	972	04/17/25	USD	38.00	USD	3,393	30,132
Sabre Corp.	132	04/17/25	USD	7.00	USD	37	726
SPDR Gold Shares(a)	941	04/17/25	USD	275.00	USD	27,114	1,317,400
Uber Technologies, Inc.	79	04/17/25	USD	72.50	USD	576	23,028
UnitedHealth Group, Inc.	104	04/17/25	USD	490.00	USD	5,447	437,580
Walmart, Inc.	287	04/17/25	USD	110.00	USD	2,520	574
Warner Bros Discovery Inc., Series A	90	04/17/25	USD	12.00	USD	97	585
Williams Cos., Inc.	126	04/17/25	USD	65.00	USD	753	1,260
InvesCo QQQ Trust, Series 1	132	04/25/25	USD	507.00	USD	6,190	9,900
InvesCo QQQ Trust, Series 1	66	04/25/25	USD	500.00	USD	3,095	9,570
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
InvesCo QQQ Trust, Series 1	308	05/02/25	USD	500.00	USD	14,443	$ 68,530
Citigroup, Inc.	42	05/16/25	USD	75.00	USD	298	6,972
InvesCo QQQ Trust, Series 1	308	05/16/25	USD	505.00	USD	14,443	81,620
KraneShares CSI China Internet ETF	801	05/16/25	USD	41.00	USD	2,796	26,833
Lam Research Corp.	39	05/16/25	USD	85.00	USD	284	4,056
Marvell Technology, Inc.	67	05/16/25	USD	140.00	USD	413	335
SPDR Gold Shares(a)	334	05/16/25	USD	282.00	USD	9,624	354,040
Union Pacific Corp.	26	05/16/25	USD	260.00	USD	614	2,795
Williams Cos., Inc.	315	05/16/25	USD	60.00	USD	1,882	81,112
Warner Bros Discovery Inc., Series A	87	06/20/25	USD	14.00	USD	93	1,262
							3,966,766
Put
SPDR S&P 500 ETF Trust	127	04/04/25	USD	555.00	USD	7,104	63,817
Wolfspeed, Inc.	13	04/04/25	USD	2.00	USD	4	33
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,986	04/17/25	USD	108.00	USD	21,586	106,251
NVIDIA Corp.	204	04/17/25	USD	110.00	USD	2,211	105,570
Wolfspeed, Inc.	21	04/17/25	USD	2.00	USD	6	326
SPDR S&P 500 ETF Trust	386	05/16/25	USD	555.00	USD	21,592	477,675
							753,672
							$ 4,720,438

(a)	All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Bank of America N.A.	—	04/03/25	CAD	1.48	USD	6,332	$ 44
EUR Currency	JPMorgan Chase Bank N.A.	—	04/15/25	USD	1.06	EUR	6,048	141,692
EUR Currency	BNP Paribas SA	—	04/16/25	USD	1.07	EUR	11,305	176,683
Intuit, Inc.	Citibank N.A.	1,147	04/17/25	USD	610.00	USD	704	20,077
EUR Currency	Morgan Stanley & Co. International PLC	—	05/16/25	USD	1.12	EUR	3,108	8,093
								346,589
Put
USD Currency	Bank of America N.A.	—	06/24/25	JPY	145.00	USD	9,729	106,941
								$ 453,530
OTC Credit Default Swaptions Purchased
	Paid by the Trust	Received by the Trust
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating	Exercise Price	Notional Amount (000)(a)		Value
Put
Bought Protection on 5-Year Credit Default Swap, 06/20/30	5.00%	CDX.NA.HY.44.V1	Quarterly	Goldman Sachs International	04/16/25	—	USD 104.00	USD	385	$ 1,372

(a)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Capital Allocation Term Trust (BCAT)

OTC Interest Rate Swaptions Purchased
	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
30-Year Interest Rate Swap, 04/24/55	1-day SOFR, 4.41%	Annual	3.30%	Annual	Citibank N.A.	04/22/25	3.30%	USD	4,526	$ 1,215
30-Year Interest Rate Swap, 04/25/55	1-day SOFR, 4.41%	Annual	3.30%	Annual	Goldman Sachs International	04/23/25	3.30	USD	3,631	1,137
30-Year Interest Rate Swap, 04/27/55	1-day SOFR, 4.41%	Annual	3.30%	Annual	Deutsche Bank AG	04/25/25	3.30	USD	3,627	1,516
										3,868
Put
10-Year Interest Rate Swap, 06/29/35	2.95%	Annual	6-mo. EURIBOR, 2.34%	Semi-Annual	Citibank N.A.	06/27/25	2.95	EUR	9,750	52,827
										$ 56,695
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR Gold Shares(a)	1,048	04/11/25	USD	290.00	USD	30,197	$ (282,436)
Alphabet, Inc., Class C	95	04/17/25	USD	240.00	USD	1,484	(190)
KraneShares CSI China Internet ETF	972	04/17/25	USD	42.00	USD	3,393	(14,580)
SPDR Gold Shares(a)	941	04/17/25	USD	290.00	USD	27,114	(319,940)
UnitedHealth Group, Inc.	104	04/17/25	USD	530.00	USD	5,447	(167,180)
Walmart, Inc.	287	04/17/25	USD	120.00	USD	2,520	(287)
KraneShares CSI China Internet ETF	801	05/16/25	USD	48.00	USD	2,796	(20,025)
SPDR Gold Shares(a)	334	05/16/25	USD	295.00	USD	9,624	(137,775)
SPDR Gold Shares(a)	464	05/16/25	USD	288.00	USD	13,370	(334,080)
United States Steel Corporation	302	05/16/25	USD	45.00	USD	1,276	(101,925)
							(1,378,418)
Put
Air Products & Chemicals, Inc.	10	04/17/25	USD	270.00	USD	295	(700)
Alaska Air Group, Inc.	35	04/17/25	USD	60.00	USD	172	(37,975)
Apple, Inc.	92	04/17/25	USD	210.00	USD	2,044	(16,514)
Bank of America Corp.	525	04/17/25	USD	41.00	USD	2,191	(52,237)
Capital One Financial Corp.	45	04/17/25	USD	165.00	USD	807	(7,763)
Citigroup, Inc.	431	04/17/25	USD	70.00	USD	3,060	(92,018)
Delta Air Lines, Inc.	35	04/17/25	USD	60.00	USD	153	(57,400)
Eli Lilly & Co.	5	04/17/25	USD	810.00	USD	413	(8,863)
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,986	04/17/25	USD	106.00	USD	21,586	(25,818)
JPMorgan Chase & Co.	95	04/17/25	USD	245.00	USD	2,330	(67,212)
JPMorgan Chase & Co.	35	04/17/25	USD	225.00	USD	859	(5,845)
Live Nation Entertainment, Inc.	38	04/17/25	USD	120.00	USD	496	(5,130)
Netflix, Inc.	3	04/17/25	USD	820.00	USD	280	(2,408)
Netflix, Inc.	11	04/17/25	USD	880.00	USD	1,026	(22,742)
TransDigm Group, Inc.	4	04/17/25	USD	1,160.00	USD	553	(1,920)
Wells Fargo & Co.	137	04/17/25	USD	65.00	USD	984	(7,604)
Williams Cos., Inc.	126	04/17/25	USD	55.00	USD	753	(2,835)
InvesCo QQQ Trust, Series 1	44	04/25/25	USD	470.00	USD	2,063	(53,548)
InvesCo QQQ Trust, Series 1	22	04/25/25	USD	460.00	USD	1,032	(18,469)
Bank of America Corp.	241	05/16/25	USD	38.00	USD	1,006	(14,219)
Citigroup, Inc.	156	05/16/25	USD	65.00	USD	1,107	(21,372)
iShares iBoxx $ High Yield Corporate Bond ETF	1,266	05/16/25	USD	77.00	USD	9,987	(319,665)
JPMorgan Chase & Co.	37	05/16/25	USD	230.00	USD	908	(16,557)
Lam Research Corp.	39	05/16/25	USD	72.00	USD	284	(16,575)
SPDR S&P 500 ETF Trust	386	05/16/25	USD	525.00	USD	21,592	(199,948)
Union Pacific Corp.	26	05/16/25	USD	225.00	USD	614	(9,880)
Amazon.com, Inc.	165	06/20/25	USD	165.00	USD	3,139	(59,812)
Apple, Inc.	39	06/20/25	USD	180.00	USD	866	(6,611)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Apple, Inc.	165	06/20/25	USD	190.00	USD	3,665	$ (43,890)
Broadcom, Inc.	248	06/20/25	USD	140.00	USD	4,152	(123,380)
Meta Platforms, Inc., Class A	13	06/20/25	USD	480.00	USD	749	(13,260)
Meta Platforms, Inc., Class A	60	06/20/25	USD	500.00	USD	3,458	(83,550)
Netflix, Inc.	36	06/20/25	USD	780.00	USD	3,357	(64,260)
NVIDIA Corp.	309	06/20/25	USD	85.00	USD	3,349	(69,988)
SPDR Gold Shares(a)	257	06/20/25	USD	250.00	USD	7,405	(13,236)
							(1,563,204)
							$ (2,941,622)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.
OTC Currency Options Written
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	Morgan Stanley & Co. International PLC	04/16/25	USD	1.07	EUR	11,305	$ (176,683)
EUR Currency	JPMorgan Chase Bank N.A.	05/16/25	USD	1.12	EUR	12,433	(32,372)
USD Currency	Bank of America N.A.	06/24/25	JPY	155.00	USD	9,729	(46,077)
							(255,132)
Put
EUR Currency	Bank of America N.A.	04/03/25	USD	1.01	EUR	6,332	(7)
EUR Currency	JPMorgan Chase Bank N.A.	04/15/25	USD	1.02	EUR	6,048	(294)
USD Currency	Bank of America N.A.	06/24/25	JPY	140.00	USD	9,729	(43,790)
							(44,091)
							$ (299,223)
OTC Credit Default Swaptions Written
	Paid by the Trust	Received by the Trust
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating(a)	Exercise Price	Notional Amount (000)(b)		Value
Put
Sold Protection on 5-Year Credit Default Swap, 06/20/30	CDX.NA.HY.44.V1	1.00%	Quarterly	Goldman Sachs International	04/16/25	N/R	USD 100.00	USD	385	$ (341)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
30-Year Interest Rate Swap, 04/24/55	2.70%	Annual	1-day SOFR, 4.41%	Annual	Citibank N.A.	04/22/25	2.70%	USD	4,526	$ (4)
30-Year Interest Rate Swap, 04/25/55	2.70%	Annual	1-day SOFR, 4.41%	Annual	Goldman Sachs International	04/23/25	2.70	USD	3,631	(5)
30-Year Interest Rate Swap, 04/27/55	2.70%	Annual	1-day SOFR, 4.41%	Annual	Deutsche Bank AG	04/25/25	2.70	USD	3,627	(10)
										(19)
Put
30-Year Interest Rate Swap, 04/24/55	1-day SOFR, 4.41%	Annual	4.15%	Annual	Citibank N.A.	04/22/25	4.15	USD	1,575	(1,682)
5-Year Interest Rate Swap, 04/22/30	1-day SONIA, 4.46%	Annual	4.10%	Annual	JPMorgan Chase Bank N.A.	04/22/25	4.10	GBP	11,140	(20,108)

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Capital Allocation Term Trust (BCAT)

OTC Interest Rate Swaptions Written (continued)
	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put (continued)
30-Year Interest Rate Swap, 04/25/55	1-day SOFR, 4.41%	Annual	4.15%	Annual	Goldman Sachs International	04/23/25	4.15%	USD	908	$ (1,072)
30-Year Interest Rate Swap, 04/27/55	1-day SOFR, 4.41%	Annual	4.15%	Annual	Deutsche Bank AG	04/25/25	4.15	USD	907	(1,266)
10-Year Interest Rate Swap, 06/06/35	1-day SOFR, 4.41%	Annual	4.05%	Annual	Goldman Sachs International	06/04/25	4.05	USD	12,109	(62,323)
10-Year Interest Rate Swap, 06/11/35	1-day SOFR, 4.41%	Annual	4.25%	Annual	JPMorgan Chase Bank N.A.	06/09/25	4.25	USD	12,164	(31,119)
5-Year Interest Rate Swap, 06/29/30	6-mo. EURIBOR, 2.34%	Semi-Annual	2.74%	Annual	Citibank N.A.	06/27/25	2.74	EUR	19,500	(47,496)
10-Year Interest Rate Swap, 07/26/35	1-day SOFR, 4.41%	Annual	4.80%	Annual	Goldman Sachs International	07/24/25	4.80	USD	15,691	(15,270)
										(180,336)
										$ (180,355)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	USD	140	$ (7,707)	$ (8,030)	$ 323
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28	B	USD	3,367	$ 202,989	$ 78,378	$ 124,611
iTraxx.XO.42.V2	5.00	Quarterly	12/20/29	B+	EUR	23,396	1,889,643	2,039,014	(149,371)
							$ 2,092,632	$ 2,117,392	$ (24,760)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swaps
Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 4.41%	Annual	5.00%	Annual	N/A	10/02/25	USD	169,290	$ 995,085	$ 7,319	$ 987,766
0.28%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	N/A	03/09/26	JPY	2,893,937	74,108	45	74,063
1-day SOFR, 4.41%	Annual	4.40%	Annual	N/A	04/08/26	USD	43,825	(80,125)	102	(80,227)
1-day SOFR, 4.41%	Annual	4.45%	Annual	N/A	04/09/26	USD	16,044	(12,536)	38	(12,574)
1-day SOFR, 4.41%	Annual	4.05%	Annual	N/A	04/18/26	USD	25,216	(207,771)	60	(207,831)
1-day SOFR, 4.41%	Annual	4.30%	Annual	N/A	04/24/26	USD	30,249	(90,124)	73	(90,197)
1-day SOFR, 4.41%	Annual	4.50%	Annual	N/A	05/08/26	USD	25,254	43,614	63	43,551
1-day SOFR, 4.41%	Annual	4.35%	Annual	N/A	07/22/26	USD	11,267	30,981	33	30,948
4.69%	Annual	1-day SOFR, 4.41%	Annual	N/A	10/02/26	USD	115,533	(1,505,033)	(12,728)	(1,492,305)
1-day SOFR, 4.41%	At Termination	4.17%	At Termination	10/23/25 (a)	10/23/26	USD	19,696	110,619	36	110,583
1-day SOFR, 4.41%	At Termination	4.21%	At Termination	10/27/25 (a)	10/27/26	USD	39,419	239,200	72	239,128
1-day SOFR, 4.41%	Annual	4.00%	Annual	N/A	10/28/26	USD	39,747	28,280	142	28,138
1-day SOFR, 4.41%	Annual	4.07%	Annual	N/A	01/14/27	USD	36,165	165,570	148	165,422
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 4.41%	Annual	3.47%	Annual	N/A	03/10/27	USD	9,910	$ (54,841)	$ 42	$ (54,883)
1-day MIBOR, 7.20%	Semi-Annual	6.34%	Semi-Annual	N/A	03/20/27	INR	593,334	61,261	47	61,214
1-day SOFR, 4.41%	Annual	4.10%	Annual	05/30/25 (a)	05/30/27	USD	30,153	255,392	135	255,257
1-day SOFR, 4.41%	Annual	4.15%	Annual	05/30/25 (a)	05/30/27	USD	30,153	284,039	143	283,896
1-day SOFR, 4.41%	Annual	3.30%	Annual	10/23/25 (a)	10/23/27	USD	7,036	(29,951)	32	(29,983)
1-day SOFR, 4.41%	Annual	4.20%	Annual	10/23/25 (a)	10/23/27	USD	10,250	130,048	47	130,001
1-day SOFR, 4.41%	Annual	3.92%	Annual	11/03/25 (a)	11/03/27	USD	4,880	36,920	22	36,898
1-day SOFR, 4.41%	Annual	3.95%	Annual	11/03/25 (a)	11/03/27	USD	4,880	39,668	22	39,646
1-day SOFR, 4.41%	Annual	3.99%	Annual	11/03/25 (a)	11/03/27	USD	9,761	85,749	45	85,704
1-day SOFR, 4.41%	Annual	4.07%	Annual	11/03/25 (a)	11/03/27	USD	19,787	205,472	90	205,382
1-day SOFR, 4.41%	Annual	3.86%	Annual	11/10/25 (a)	11/10/27	USD	20,267	132,387	92	132,295
1-day SOFR, 4.41%	Annual	3.48%	Annual	01/23/26 (a)	01/23/28	USD	27,289	(6,153)	118	(6,271)
3.45%	Annual	1-day SOFR, 4.41%	Annual	N/A	01/26/28	USD	24,493	21,200	106	21,094
1-day SOFR, 4.41%	Annual	4.00%	Annual	N/A	01/26/28	USD	24,493	229,630	106	229,524
3.27%	Annual	1-day SOFR, 4.41%	Annual	02/05/26 (a)	02/05/28	USD	24,747	101,969	107	101,862
1-day SOFR, 4.41%	Annual	3.87%	Annual	02/05/26 (a)	02/05/28	USD	24,747	174,957	107	174,850
1-day SONIA, 4.46%	At Termination	3.18%	At Termination	02/10/27 (a)	02/10/28	GBP	85,657	(715,651)	524	(716,175)
1-day SONIA, 4.46%	Annual	4.86%	Annual	N/A	06/20/28	GBP	6,480	210,683	(12)	210,695
1-day SOFR, 4.41%	Annual	4.42%	Annual	N/A	10/02/28	USD	81,301	1,987,572	13,946	1,973,626
1-day SOFR, 4.41%	Annual	4.40%	Annual	N/A	10/31/28	USD	13,191	324,458	92	324,366
1-day SONIA, 4.46%	Annual	4.12%	Annual	N/A	11/17/28	GBP	6,091	18,535	219	18,316
1-day SONIA, 4.46%	Annual	4.12%	Annual	N/A	11/21/28	GBP	6,085	19,291	221	19,070
1-day SOFR, 4.41%	Annual	3.25%	Annual	12/15/26 (a)	12/15/28	USD	21,232	(108,204)	96	(108,300)
6-mo. EURIBOR, 2.34%	Semi-Annual	3.00%	Annual	N/A	03/05/29	EUR	15,660	433,757	133	433,624
1-day MIBOR, 7.20%	Semi-Annual	6.26%	Semi-Annual	N/A	03/20/29	INR	169,623	26,602	23	26,579
1-day MIBOR, 7.20%	Semi-Annual	6.30%	Semi-Annual	N/A	03/20/29	INR	207,317	35,735	28	35,707
1-day SOFR, 4.41%	Annual	3.79%	Annual	N/A	03/29/29	USD	35,313	184,399	260	184,139
1-day SOFR, 4.41%	Annual	4.00%	Annual	N/A	04/08/29	USD	21,208	64,022	162	63,860
1-day SOFR, 4.41%	Annual	4.05%	Annual	N/A	04/09/29	USD	16,044	86,969	122	86,847
1-day SOFR, 4.41%	Annual	4.00%	Annual	N/A	04/18/29	USD	25,216	88,383	194	88,189
1-day SOFR, 4.41%	Annual	4.00%	Annual	N/A	04/24/29	USD	12,604	47,879	97	47,782
6-mo. EURIBOR, 2.34%	Semi-Annual	2.90%	Annual	N/A	04/30/29	EUR	17,653	434,042	154	433,888
1-day SOFR, 4.41%	Annual	4.00%	Annual	N/A	05/06/29	USD	25,231	110,862	196	110,666
6-mo. EURIBOR, 2.34%	Semi-Annual	2.87%	Annual	N/A	06/11/29	EUR	12,874	491,291	118	491,173
1-day SOFR, 4.41%	Annual	3.66%	Annual	N/A	10/10/29	USD	12,615	(51,008)	108	(51,116)
1-day TIIEFONDEO, 9.05%	Monthly	9.04%	Monthly	N/A	11/14/29	MXN	81,548	157,604	35	157,569
1-day SONIA, 4.46%	Annual	4.00%	Annual	N/A	01/16/30	GBP	13,498	(18,023)	460	(18,483)
1-day SOFR, 4.41%	Annual	4.00%	Annual	N/A	01/23/30	USD	13,498	193,855	123	193,732
1-day SOFR, 4.41%	Annual	3.23%	Annual	N/A	02/19/30	USD	14,200	(292,087)	132	(292,219)
1-day SOFR, 4.41%	Annual	3.90%	Annual	N/A	02/24/30	USD	12,058	125,118	113	125,005
0.02%	Annual	6-mo. EURIBOR, 2.34%	Semi-Annual	N/A	08/26/31	EUR	9,317	1,492,750	132	1,492,618
1-day ESTR, 1,669.31%	Annual	2.34%	Annual	01/19/28 (a)	01/19/33	EUR	7,414	(95,269)	104	(95,373)
1-day SOFR, 4.41%	Annual	3.14%	Annual	05/12/28 (a)	05/12/33	USD	13,769	(362,217)	127	(362,344)
1-day SOFR, 4.41%	Annual	4.31%	Annual	N/A	09/29/33	USD	121,626	4,878,897	9,223	4,869,674
4.40%	Annual	1-day SOFR, 4.41%	Annual	N/A	11/01/33	USD	11,317	(541,082)	166	(541,248)
1-day SOFR, 4.41%	Annual	4.00%	Annual	N/A	01/12/34	USD	9,940	180,454	141	180,313
1-day SOFR, 4.41%	Annual	4.00%	Annual	N/A	01/17/34	USD	2,863	52,089	41	52,048
1-day MIBOR, 7.20%	Semi-Annual	6.34%	Semi-Annual	N/A	03/20/34	INR	109,131	30,620	23	30,597
1-day MIBOR, 7.20%	Semi-Annual	6.35%	Semi-Annual	N/A	03/20/34	INR	109,131	31,488	23	31,465
1-day SOFR, 4.41%	Annual	3.66%	Annual	N/A	10/10/34	USD	8,496	(107,032)	135	(107,167)
1-day SOFR, 4.41%	Annual	3.67%	Annual	N/A	12/26/34	USD	13,998	(139,631)	225	(139,856)
1-day SOFR, 4.41%	Annual	3.70%	Annual	N/A	01/06/35	USD	10,993	(80,215)	178	(80,393)
1-day SOFR, 4.41%	Annual	3.75%	Annual	N/A	03/27/35	USD	10,876	(15,510)	181	(15,691)
3.46%	Annual	1-day SOFR, 4.41%	Annual	12/15/26 (a)	12/15/36	USD	4,853	137,688	80	137,608
4.25%	Annual	1-day SOFR, 4.41%	Annual	N/A	09/29/43	USD	1,467	(62,642)	952	(63,594)
3.65%	Annual	1-day SOFR, 4.41%	Annual	N/A	11/03/53	USD	5,251	173,760	165	173,595
1-day SOFR, 4.41%	Annual	4.00%	Annual	N/A	11/03/53	USD	5,251	151,482	164	151,318

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.65%	Annual	1-day SOFR, 4.41%	Annual	N/A	11/02/54	USD	31,110	$ 965,578	$ 9,825	$ 955,753
1-day SONIA, 4.46%	Annual	4.10%	Annual	N/A	11/07/54	GBP	4,800	(352,149)	22,814	(374,963)
								$ 11,654,758	$ 58,907	$ 11,595,851

(a)	Forward Swap.
Centrally Cleared Inflation Swaps
Paid by the Trust		Received by the Trust		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.69%	At Termination	08/15/32	EUR	1,425	$ 42,581	$ 30	$ 42,551
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
UBS Group AG	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	3,700	$ (81,233)	$ 88,177	$ (169,410)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	2,160	(47,423)	49,713	(97,136)
Boeing, Co.	1.00	Quarterly	Deutsche Bank AG	12/20/28	USD	800	(7,919)	(2,982)	(4,937)
Xerox Corp.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/28	USD	10	3,068	930	2,138
Boeing, Co.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	800	(7,486)	8,250	(15,736)
TIM S.p.A.	1.00	Quarterly	Goldman Sachs International	12/20/29	EUR	190	5,431	8,925	(3,494)
							$ (135,562)	$ 153,013	$ (288,575)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Vistra Operations Company LLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	BB+	USD	642	$ 21,224	$ 8,533	$ 12,691
Altice France SA	5.00	Quarterly	Deutsche Bank AG	12/20/29	CC	EUR	293	(60,586)	(53,187)	(7,399)
Eutelsat S.A.	5.00	Quarterly	Deutsche Bank AG	12/20/29	B	EUR	102	(10,560)	(9,805)	(755)
Faurecia SE	5.00	Quarterly	Goldman Sachs International	12/20/29	BB-	EUR	103	5,741	7,109	(1,368)
iTraxx.XO.42 V2 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	B+	EUR	662	74,999	82,778	(7,779)
Vistra Operations Company LLC	5.00	Quarterly	Citibank N.A.	12/20/29	BB+	USD	80	12,768	13,602	(834)
								$ 43,586	$ 49,030	$ (5,444)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Trust		Received by the Trust
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
China Fixing Repo Rates 7-day, 2.25%	Quarterly	2.60%	Quarterly	Morgan Stanley & Co. International PLC	N/A	09/15/26	CNY	157,107	$ 303,121	$ —	$ 303,121
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Capital Allocation Term Trust (BCAT)

OTC Interest Rate Swaps (continued)
Paid by the Trust		Received by the Trust
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day BZDIOVER, 0.05%	At Termination	10.06%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/04/27	BRL	14,158	$ (281,218)	$ —	$ (281,218)
1-day BZDIOVER, 0.05%	At Termination	10.03%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	12,635	(253,800)	—	(253,800)
1-day BZDIOVER, 0.05%	At Termination	10.12%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	96	(1,879)	—	(1,879)
1-day BZDIOVER, 0.05%	At Termination	10.16%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	17,910	(350,835)	—	(350,835)
1-day BZDIOVER, 0.05%	At Termination	10.12%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	17,183	(336,346)	—	(336,346)
1-day BZDIOVER, 0.05%	At Termination	10.35%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	29,050	(522,641)	—	(522,641)
1-day BZDIOVER, 0.05%	At Termination	9.99%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	14,191	(288,160)	—	(288,160)
1-day BZDIOVER, 0.05%	At Termination	10.00%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	14,578	(291,411)	—	(291,411)
1-day BZDIOVER, 0.05%	At Termination	10.03%	At Termination	Morgan Stanley & Co. International PLC	N/A	01/04/27	BRL	14,173	(284,455)	—	(284,455)
									$ (2,307,624)	$ —	$ (2,307,624)
OTC Total Return Swaps
Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	1-day SOFR minus 0.65%, 4.41%	At Termination	Goldman Sachs International	N/A	06/17/25	USD	3,623	$ 11,397	$ —	$ 11,397
iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	1-day SOFR minus 0.65%, 4.41%	At Termination	JPMorgan Chase Bank N.A.	N/A	06/17/25	USD	9,673	30,429	—	30,429
1-day SOFR minus 0.05%, 4.41%	At Termination	iShares Broad USD High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	06/17/25	USD	4,023	(24,845)	—	(24,845)
1-day SOFR minus 0.95%, 4.41%	Quarterly	iShares iBoxx $ High Yield Corporate Bond ETF	Quarterly	Goldman Sachs International	N/A	06/20/25	USD	2,237	(15,001)	—	(15,001)
									$ 1,980	$ —	$ 1,980
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Barclays Bank PLC(b)	07/28/25	$(2,112,469)	$251,584 (c)	$(1,860,745)	0.1%

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Capital Allocation Term Trust (BCAT)

OTC Total Return Swaps (continued)
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short (continued)	Monthly	Citibank N.A.(d)	02/24/28	$(1,631,510)	$22,841 (e)	$(1,610,426)	0.1%
	Monthly	JPMorgan Chase Bank N.A.(f)	02/09/26	(5,249,454)	(131,774)(g)	(5,376,244)	0.5
					$142,651	$(8,847,415)

(a)
The Trust receives the total return on a portfolio of long positions underlying the total return swap. The Trust pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Trust pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(140) of net dividends and financing fees.
(e)	Amount includes $1,757 of net dividends and financing fees.
(g)	Amount includes $(4,984) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)	(f)
Range: Benchmarks:	20-638 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	23-70 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	0-58 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
The following table represents the individual long and short  positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date 07/28/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
United States
AMC Networks, Inc., Class A	27,214	$187,232	(10.1)%
Total Reference Entity — Long		187,232
Reference Entity — Short
Common Stocks
United States
Karman Holdings, Inc.	(61,280)	(2,047,977)	110.1
Total Reference Entity — Short		(2,047,977)
Net Value of Reference Entity — Barclays Bank PLC		$(1,860,745)
The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination date 02/24/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
United States
Flowco Holdings, Inc., Class A	(41,177)	$(1,056,190)	65.6%
Investment Companies
United States
SPDR S&P Oil & Gas Exploration & Production ETF	(4,208)	(554,236)	34.4
Net Value of Reference Entity — Citibank N.A.		$(1,610,426)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date 02/09/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
United States
AMC Networks, Inc., Class A	55,495	$381,806	(7.1)%
Eagle Bancorp, Inc.	3,416	71,736	(1.3)
Flagstar Financial, Inc.	90,442	1,050,936	(19.6)
Total Reference Entity — Long		1,504,478
Reference Entity — Short
Common Stocks
United States
Atlantic Union Bankshares Corp.	(1,550)	(48,267)	0.9
Community Financial System, Inc.	(1,416)	(80,514)	1.5
CVB Financial Corp.	(3,741)	(69,059)	1.3
Provident Financial Services, Inc.	(5,230)	(89,799)	1.7
ServisFirst Bancshares, Inc.	(1,270)	(104,902)	1.9
Investment Companies
United States
iShares iBoxx $ Investment Grade Corporate Bond ETF	(21,553)	(2,342,596)	43.6
SPDR S&P Oil & Gas Exploration & Production ETF	(19,564)	(2,576,774)	47.9
Vanguard Intermediate-Term Corporate Bond ETF	(19,188)	(1,568,811)	29.2
Total Reference Entity — Short		(6,880,722)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(5,376,244)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Trust were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 91,894,705	$ 7,808,860	$ 99,703,565
Common Stocks
Australia	473,382	3,156,401	—	3,629,783
Canada	13,033,966	—	—	13,033,966
China	834,447	21,304,064	—	22,138,511
Denmark	—	9,765,674	—	9,765,674
France	—	33,747,418	—	33,747,418
Germany	—	677,091	—	677,091
India	—	—	—	—
Italy	—	19,965,220	—	19,965,220
Japan	—	647,538	—	647,538
Macau	—	383,011	—	383,011
Netherlands	—	12,959,503	—	12,959,503
Spain	—	7,662,805	—	7,662,805
Sweden	—	—	—	—
Taiwan	13,023,696	—	—	13,023,696
United Kingdom	3,702,592	45,495,324	344,219	49,542,135
United States	635,123,586	27,600,130	23,285,517	686,009,233
Corporate Bonds
Angola	—	199,680	—	199,680
Argentina	—	242,936	—	242,936
Australia	—	479,135	7,325,497	7,804,632
Belgium	—	941,909	—	941,909
Brazil	—	1,131,282	—	1,131,282
Canada	—	12,810,466	—	12,810,466
Chile	—	401,596	—	401,596
China	—	567,252	—	567,252
Colombia	—	393,125	—	393,125
Costa Rica	—	225,538	—	225,538
Cyprus	—	216,706	—	216,706
Denmark	—	154,657	—	154,657
Finland	—	108,456	—	108,456
France	547,889	6,978,244	2,254,236	9,780,369
Germany	107,269	5,002,591	3,594,447	8,704,307

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Ghana	$ —	$ 188,870	$ —	$ 188,870
Greece	—	859,338	—	859,338
Hong Kong	—	2,017,842	—	2,017,842
India	—	2,642,305	838,727	3,481,032
Indonesia	—	681,480	—	681,480
Ireland	—	1,040,103	—	1,040,103
Israel	—	323,195	—	323,195
Italy	390,493	7,841,992	—	8,232,485
Japan	—	1,622,954	—	1,622,954
Jersey	—	1,515,370	—	1,515,370
Kuwait	—	293,668	—	293,668
Luxembourg	—	3,450,519	—	3,450,519
Macau	—	1,112,461	—	1,112,461
Mexico	—	3,365,483	—	3,365,483
Morocco	—	322,944	—	322,944
Netherlands	—	2,815,874	—	2,815,874
Panama	—	215,035	—	215,035
Peru	—	378,930	—	378,930
Philippines	—	200,500	—	200,500
Portugal	—	217,341	—	217,341
Republic of Korea	—	199,318	—	199,318
Saudi Arabia	—	809,337	—	809,337
Singapore	—	201,750	—	201,750
Slovenia	—	110,961	—	110,961
South Africa	—	352,219	—	352,219
South Korea	—	402,794	—	402,794
Spain	228,372	1,817,389	—	2,045,761
Sweden	—	3,010,123	—	3,010,123
Thailand	—	446,007	—	446,007
Ukraine	—	573,823	—	573,823
United Arab Emirates	—	352,330	—	352,330
United Kingdom	—	16,233,484	1,540,806	17,774,290
United States	—	66,715,683	51,353,148	118,068,831
Uzbekistan	—	198,658	—	198,658
Vietnam	—	184,418	—	184,418
Zambia	—	210,500	—	210,500
Fixed Rate Loan Interests	—	311,919	10,696,529	11,008,448
Floating Rate Loan Interests	—	64,760,323	66,686,356	131,446,679
Foreign Agency Obligations	—	24,852,256	—	24,852,256
Investment Companies	49,684,433	—	—	49,684,433
Municipal Bonds	—	3,686,554	—	3,686,554
Non-Agency Mortgage-Backed Securities	—	55,898,563	12,154,430	68,052,993
Preferred Securities
Capital Trusts	—	3,363,868	—	3,363,868
Preferred Stocks	—	349,692	72,328,756	72,678,448
U.S. Government Sponsored Agency Securities	—	252,603,887	—	252,603,887
Warrants
Brazil	—	1,980	—	1,980
Israel	—	—	219	219
United Kingdom	—	—	124,738	124,738
United States	28,050	1,254,214	3,697,703	4,979,967
Short-Term Securities
Money Market Funds	39,153,924	—	—	39,153,924
U.S. Treasury Obligations	—	3,433,364	—	3,433,364
Options Purchased
Credit Contracts	—	1,372	—	1,372
Equity Contracts	4,720,438	20,077	—	4,740,515
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Foreign Currency Exchange Contracts	$ —	$ 433,453	$ —	$ 433,453
Interest Rate Contracts	—	56,695	—	56,695
Liabilities
Investments
TBA Sale Commitments	—	(82,376,713)	—	(82,376,713)
Unfunded Floating Rate Loan Interests(a)	—	(1,100)	(3,284)	(4,384)
	$ 761,052,537	$ 756,687,859	$ 264,030,904	1,781,771,300
Investments Valued at NAV(b)				4,197,279
				$ 1,785,968,579
Derivative Financial Instruments(c)
Assets
Credit Contracts	$ —	$ 139,763	$ —	$ 139,763
Equity Contracts	1,713,727	600,149	—	2,313,876
Foreign Currency Exchange Contracts	—	3,066,685	—	3,066,685
Interest Rate Contracts	2,729,722	16,840,165	—	19,569,887
Other Contracts	—	42,551	—	42,551
Liabilities
Credit Contracts	—	(458,560)	—	(458,560)
Equity Contracts	(2,956,953)	(506,478)	—	(3,463,431)
Foreign Currency Exchange Contracts	—	(1,156,722)	—	(1,156,722)
Interest Rate Contracts	(4,730,852)	(7,732,293)	—	(12,463,145)
	$ (3,244,356)	$ 10,835,260	$ —	$ 7,590,904

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Trust were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Stocks
Assets
Opening balance, as of December 31, 2024	$ 6,740,774	$ 23,231,324	$ 64,054,942	$ 11,953,466	$ 66,548,642	$ 12,039,211	$ 77,045,014
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	(307,659)	(2,531,138)	—	(302,530)
Accrued discounts/premiums	—	—	65,044	3,113	42,307	50,842	—
Net realized gain (loss)	—	(18)	761	11,200	(26,223)	—	—
Net change in unrealized appreciation (depreciation)(a)	(197,984)	(307,378)	(28,282)	111,256	1,156,731	45,404	(3,891,736)
Purchases	1,266,070	705,808	2,833,416	—	2,536,584	322,793	—
Sales	—	—	(19,020)	(1,074,847)	(1,040,547)	(303,820)	(521,992)
Closing balance, as of March 31, 2025	$ 7,808,860	$ 23,629,736	$ 66,906,861	$ 10,696,529	$ 66,686,356	$ 12,154,430	$ 72,328,756
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025(a)	$ (197,984)	$ (307,378)	$ (28,282)	$ 106,942	$ 1,158,249	$ 45,404	$ (4,285,147)

	Unfunded Floating Rate Loan Interests	Warrants	Total
Assets/Liabilities
Opening balance, as of December 31, 2024	$ (6,120)	$ 3,925,251	$ 265,532,504
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	(3,141,327)
Accrued discounts/premiums	—	—	161,306
Net realized gain (loss)	—	—	(14,280)
Net change in unrealized appreciation (depreciation)(a)	2,836	(102,591)	(3,211,744)

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Capital Allocation Term Trust (BCAT)

	Unfunded Floating Rate Loan Interests	Warrants	Total
Purchases	$ —	$ —	$ 7,664,671
Sales	—	—	(2,960,226)
Closing balance, as of March 31, 2025	$ (3,284)	$ 3,822,660	$ 264,030,904
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025(a)	$ 2,836	$ (102,542)	$ (3,607,902)

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $22,473,238.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$23,612,365	Market	Revenue Multiple	2.61x - 7.00x	3.04x
			Volatility	44% - 56%	44%
			Time to Exit	0.8 years	—
			EBITDA	14.50x - 24.95x	22.56x
			Gross Profit Multiple	7.75x	—
			Discount for lack of marketability	9%	—
		Income	Discount Rate	10%	—

Asset Backed Securities	4,541,000	Income	Discount Rate	7%	—

Non-Agency Mortgage-Backed Securities	3,355,840	Income	Discount Rate	9%	—

Corporate Bonds	64,346,333	Income	Discount Rate	7% - 30%	13%
		Market	Revenue Mulltiple	4.00x	—
			Volatility	50% -60%	54%
			Time to Exit	0.3 years	—

Floating Rate Loan Interests	60,241,251	Income	Discount Rate	6% - 15%	10%

Fixed Rate Loan Interests	9,308,296	Income	Discount Rate	7% - 8%	7%

Preferred Stocks(b)	72,329,921	Market	Revenue Multiple	1.05x - 21.08x	7.72x
			Volatility	46% - 90%	70%
			Time to Exit	0.3 - 5.0 years	2.7 years
			Direct Profit Multiple	4.75x	—
			EBITDA Multiple	8.50x	—
			EBITDAR Multiple	10.00x	—
			Market Adjustment Multiple	1.00x- 1.00x	1.00x
		Income	Discount Rate	10% - 16%	13%

Warrants	3,822,660	Market	Revenue Multiple	2.75x -12.50x	7.74x
			Volatility	44% - 80%	71%
			Time to Exit	0.3 - 3.0 years	2.8 years
			Discount for lack of marketability	9%	—
			Discount Rate	15% - 16%	15%

	$241,557,666

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.
(b)
The fund valued certain of its Level 3 Preferred Stocks using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $7,240,830 as of March 31, 2025.

Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
ABS	Asset-Backed Security
ADR	American Depositary Receipt
ARB	Airport Revenue Bonds
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CR	Custodian Receipt
CVR	Contingent Value Right
DAC	Designated Activity Company
ESTR	Euro Short Term Rate
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FREMF	Freddie Mac Multifamily Securities
MIBOR	Mumbai Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTA	Month Treasury Average
PCL	Public Company Limited
PIK	Payment-in-Kind
RB	Revenue Bonds
S&P	Standard & Poor’s
SCA	Societe en Commandite par Actions
Portfolio Abbreviation (continued)
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SPDR	Standard & Poor’s Depository Receipt
TBA	To-Be-Announced
TIIEFONDEO	MXN Overnight TIIE Funding Rate